AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 12, 2001.

                                                              File No. 033-50718
                                                              File No. 811-07102

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A


                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 32           /X/
                                       AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 34                   /X/


                                 THE ARBOR FUND
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               101 FEDERAL STREET
                           BOSTON, MASSACHUSETTS 02110
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)
        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (800) 932-7781

                                 JAMES R. FOGGO
                               C/O SEI CORPORATION
                            OAKS, PENNSYLVANIA 19456
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   Copies to:

Richard W. Grant, Esquire                         Thomas P. Lemke, Esquire
Morgan, Lewis & Bockius LLP                       Morgan, Lewis & Bockius LLP
1701 Market Street                                1800 M Street N.W.
Philadelphia, Pennsylvania 19103                  Washington, D.C. 20036


--------------------------------------------------------------------------------
It is proposed that this filing become effective (check appropriate box)

     /_/  immediately upon filing pursuant to paragraph (b)

     /_/  on [date] pursuant to paragraph (b)

     /_/  60 days after filing pursuant to paragraph (a)

     /_/  75 days after filing pursuant to paragraph (a)

     /X/  on December 28, 2001 pursuant to paragraph (a) of Rule 485.
--------------------------------------------------------------------------------

                         HANCOCK HORIZON FAMILY OF FUNDS

                                   PROSPECTUS
                                DECEMBER 28, 2001

                             BURKENROAD REPORTS FUND

                                 CLASS A SHARES

                                   ADVISED BY
                                HORIZON ADVISERS
                  (AN UNINCORPORATED DIVISION OF HANCOCK BANK)

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
      THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                 THE ARBOR FUND

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                              ABOUT THIS PROSPECTUS

The Hancock Horizon Family of Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Class A Shares of the Burkenroad Reports Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

                                                                      PAGE
     BURKENROAD REPORTS FUND..........................................XXX
     MORE INFORMATION ABOUT RISK......................................XXX
     MORE INFORMATION ABOUT FUND INVESTMENTS..........................XXX
     INVESTMENT ADVISER ..............................................XXX
     PORTFOLIO MANAGERS...............................................XXX
     PURCHASING, SELLING AND EXCHANGING FUND SHARES...................XXX
     DISTRIBUTION OF FUND SHARES......................................XXX
     DIVIDENDS AND DISTRIBUTIONS......................................XXX
     TAXES............................................................XXX
     HOW TO OBTAIN MORE INFORMATION ABOUT THE
        HANCOCK HORIZON FAMILY OF FUNDS...............................Back Cover

BURKENROAD REPORTS FUND

FUND SUMMARY

INVESTMENT GOAL                    Long-term capital appreciation

INVESTMENT FOCUS                   Small capitalization common stocks of
                                   companies located or doing business in
                                   Alabama, Florida, Georgia, Louisiana,
                                   Mississippi and Texas

SHARE PRICE VOLATILITY             High

PRINCIPAL INVESTMENT STRATEGY      Investing in common stocks which the Adviser
                                   believes have above average growth potential based on its fundamental analysis

INVESTOR PROFILE                   Aggressive investors who seek long-term
                                   capital appreciation and who are willing to bear the risks of investing in equity securities

INVESTMENT STRATEGY OF THE BURKENROAD REPORTS FUND

The Fund seeks capital appreciation by investing primarily (at least 80% of its assets) in common stocks of companies with small capitalizations (less than $1 billion) located or doing business in Alabama, Florida, Georgia, Louisiana, Mississippi and Texas. The Adviser intends to utilize Tulane University's Burkenroad Reports as a primary source of investment research, but also employs its own fundamental research and analysis in its investment decision making. In selecting companies, the Adviser primarily considers a company's sales and expense trends, market position, historic and expected earnings and dividends. The Adviser generally will maintain equally weighted positions in approximately 40-50 securities and will diversify across industry sectors. The Adviser continually monitors the Fund's portfolio and may sell a security when it achieves a designated price target, there is a fundamental change in the company's prospects or better investment opportunities become available.

BURKENROAD REPORTS

Burkenroad Reports are produced by a select group of students at Tulane University's A.B. Freeman School of Business and are designed to provide objective investment research on publicly held companies located in the Deep South. Burkenroad Reports focus on companies that traditionally have not been followed by Wall Street analysts. The Reports are based on publicly available reports, company visits and meetings with top management.

Horizon Advisers, the investment adviser to the Burkenroad Reports Fund, considers but does not rely exclusively on the information contained in the Reports in making investment decisions for the Fund. The Fund will regularly invest in companies other than those covered by Burkenroad Reports, and may not own shares of all of the companies covered by the Reports. Horizon Advisers is not affiliated with Tulane University or the A.B. Freeman School of Business. Neither the A.B. Freeman School of Business nor the faculty or students of Tulane University have any involvement with the investment decisions of Horizon Advisers or responsibility for the management of the Fund.

PRINCIPAL RISKS OF INVESTING IN THE BURKENROAD REPORTS FUND

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities will fluctuate from day to day. Individual companies may report poor results or be affected negatively by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

The Fund is also subject to the risk that the Adviser's particular investment style, which focuses on small capitalization stocks, may underperform other segments of the equity market or the equity markets as a whole.

The Fund's concentration of investments in securities of companies located or doing business in Alabama, Louisiana, Mississippi, Florida, Georgia, and Texas subjects the Fund to economic conditions and government policies within those states. As a result, the Fund will be more susceptible to factors that adversely affect companies located or doing business in those states than a mutual fund that does not have as great a concentration in those states.

PERFORMANCE INFORMATION

The Fund commenced operations on December 28, 2001, and therefore, does not have a full calendar year of performance.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                            CLASS A SHARES
----------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)*                                                           5.25%
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)                                                           None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions
  (as a percentage of offering price)                                                            None
Redemption Fee (as a percentage of amount redeemed, if applicable)                               None
Exchange Fee                                                                                     None

*    This  sales  charge  varies  depending  upon  how  much  you  invest.   See
     "Purchasing Fund Shares."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                              CLASS A SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                           0.95%
Distribution and Service (12b-1) Fees                              None
Other Expenses                                                     0.85%
                                                                  -----
Total Annual Fund Operating Expenses                               1.80%*
Fee Waivers and Expense Reimbursements                            (0.40)%
                                                                  -----
Net Expenses                                                       1.40%
--------------------------------------------------------------------------------

* The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding the Net Expenses shown above for a period of one year from the date of this prospectus.

For  more   information   about  these  fees,  see   "Investment   Adviser"  and
"Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in Class A Shares of the Fund would be:

                                         1 YEAR                3 YEARS
CLASS A SHARES                            $698                  $1,062

MORE INFORMATION ABOUT RISK

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which it trades. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

EQUITY RISK -- Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

MORE INFORMATION ABOUT FUND INVESTMENTS

In addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or money market instruments that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains. Of course, we cannot guarantee that the Fund will achieve its investment goal.

INVESTMENT ADVISER

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program.

The Board of Trustees of the Fund supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Horizon Advisers, an unincorporated division of Hancock Bank, serves as the Adviser to the Fund. Hancock Bank is headquartered in Gulfport, Mississippi and has provided banking, trust and financial services to individuals and businesses since 1899. As of July 31, 2001, Hancock Bank managed approximately $800 million in assets. The Adviser is paid an annual fee of 0.95% of the Fund's average daily net assets for its investment advisory services, but may receive less due to its waivers.

ADDITIONAL COMPENSATION

Hancock Bank and its affiliates may act as fiduciary or provide services in various non-fiduciary capacities with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the Fund. Hancock Bank may also receive compensation for acting as the Fund's investment adviser in cases where the compensation is not duplicative of the compensation those accounts pay for fiduciary and non-fiduciary services. Hancock Bank and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. Hancock Bank serves as custodian to the Fund, and for such services is paid an annual fee payable from the Fund's assets of .03% of the Fund's average daily net assets.

COMMISSIONS. Brokerage firms affiliated with Hancock Bank, including Hancock Investment Services, Inc. (H.I.S., Inc.), acting as dealer in connection with the sale of Class A Shares of the Funds, will be entitled to receive a commission of up to the entire amount of the sales charge.

H.I.S., Inc., member NASD and SIPC, is a wholly owned brokerage subsidiary of Hancock Bank.

TRANSFER AGENCY SERVICES. Hancock Bank provides transfer agency services to the Fund. For providing these services, Hancock Bank is paid an annual fee payable from the Fund's assets of $5,000 per class of the Fund.

SHAREHOLDER SERVICING FEES. To the extent that Class A Shares are held through Hancock Bank or any of its affiliates providing custodial, brokerage or investment-related services, including H.I.S., Inc., those entities may receive shareholder servicing fees, payable from the Fund's assets, of up to .25% of average daily net assets attributable to Class A Shares.

PORTFOLIO MANAGERS

John Portwood, CFA, serves as Director of Trust Investments and Chief Investment Strategist for the Adviser, Horizon Advisers, an unincorporated division of Hancock Bank. He has more than 31 years of investment experience. Prior to joining Hancock Bank in 1998, Mr. Portwood served in a similar capacity for First Commerce Corporation.

David Lundgren Jr., CFA, serves as Director of Equities and Research for the Adviser, Horizon Advisers, an unincorporated division of Hancock Bank and will be primarily responsible for managing the Fund. He has more than 11 years of investment experience. Prior to joining Hancock Bank in 1998, Mr. Lundgren served in a similar capacity for First Commerce Corporation.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Class A Shares of the Fund.

HOW TO PURCHASE FUND SHARES

You may buy shares through accounts with investment professionals and financial institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your investment professional or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your institution.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) and Hancock Bank are open for business (a Business Day). Shares cannot be purchased by Federal Reserve Wire on days when either the NYSE or the Federal Reserve is closed.

The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

The price per share (the  offering  price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order plus the applicable front-end sales charge.

The Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, generally the Fund must receive your purchase order in proper form before 4:00 p.m., Eastern time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

MINIMUM PURCHASES

To purchase shares for the first time, you must invest in the Fund at least:

CLASS                                                    DOLLAR AMOUNT
Class A Shares                                               $1,000

Your  subsequent  investments  in the Fund must be made in  amounts  of at least
$500.

The Fund may accept investments of smaller amounts at its discretion.

SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a bank, you may purchase Class A Shares automatically through regular deductions from your account in amounts of at least $250 per month.

SALES CHARGES

FRONT-END SALES CHARGES -- CLASS A SHARES

The offering price of Class A Shares is the NAV next calculated after the Fund receives your request, plus the front-end sales load.

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:

                                                                  YOUR SALES CHARGE AS     YOUR SALES CHARGE AS
                                                                     A PERCENTAGE OF       A PERCENTAGE OF YOUR
FUND                        IF YOUR INVESTMENT IS:                    OFFERING PRICE          NET INVESTMENT
---------------------------------------------------------------------------------------------------------------
BURKENROAD REPORTS FUND     LESS THAN $50,000                              5.25%                   5.54%
                            $50,000 BUT LESS THAN $100,000                 4.50%                   4.71%
                            $100,000 BUT LESS THAN $250,000                3.50%                   3.63%
                            $250,000 BUT LESS THAN $500,000                2.50%                   2.56%
                            $500,000 BUT LESS THAN $1,000,000              2.00%                   2.04%
                            $1,000,000 AND OVER                            0.00%                   0.00%
---------------------------------------------------------------------------------------------------------------

WAIVER OF FRONT-END SALES CHARGE -- CLASS A SHARES

The front-end sales charge will be waived on Class A Shares purchased:

o    through reinvestment of dividends and distributions;

o    through a Hancock Investment Services asset allocation account;

o by persons repurchasing shares they redeemed within the last 30 days (see Repurchase of Class A Shares);

o by investors who purchase shares with redemption proceeds (but only to the extent of such redemption proceeds) from another investment company within 30 days of such redemption, provided that, the investors paid a front-end sales charge on the original shares redeemed;

o by directors, employees, and members of their immediate family (living in the same household), of Hancock Bank and its affiliates;

o    by Trustees and officers of The Arbor Fund;

o through dealers, retirement plans, asset allocation programs and financial institutions that, under their dealer agreements with the Distributor or otherwise, do not receive any portion of the front-end sales charge.

REPURCHASE OF CLASS A SHARES

You may repurchase any amount of Class A Shares of the Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of Class A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 30 days. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. To exercise this privilege, the Fund must receive your purchase order within 30 days of your redemption. In addition, you must notify your investment professional or institution when you send in your purchase order that you are repurchasing shares. Consult your tax advisor regarding special rules that may apply if you recognize a loss on your original redemption.

REDUCED SALES CHARGES -- CLASS A SHARES

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A Shares you already own to the amount that you are currently purchasing. The Fund will combine the value of your current purchases with the current value of any Class A Shares you purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A Trust purchasing shares for the same Trust account, trust or estate may also use this right of accumulation. The Fund will only consider the value of Class A Shares purchased previously that were sold subject to a sales charge. To be entitled to a reduced sales charge based on shares already owned, you must ask us for the reduction at the time of purchase. You must provide the Fund with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). The Fund may amend or terminate this right of accumulation at any time.

LETTER OF INTENT. You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A Shares of the Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Fund will only consider the value of Class A Shares sold subject to a sales charge. As a result, shares of the Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Fund a Letter of Intent. In calculating the total amount of purchases you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the Fund to hold in escrow 5.0% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Fund will combine same day purchases of Class A Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Class A Shares you purchase with a Letter of Intent.

GENERAL INFORMATION ABOUT SALES CHARGES

Your securities dealer is paid a commission when you buy your shares and is paid a servicing fee as long as you hold your shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which Class of shares you buy.

From time to time, some financial institutions, including brokerage firms affiliated with the Adviser, may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

HOW TO SELL YOUR FUND SHARES

If you own your shares through an account with an investment professional or other institution, contact that investment professional or institution to sell your shares. Your investment professional or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to sell $100,000 or more of your shares or wish to close your account or send your sale proceeds to a third-party, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient). Additionally, a signature guaranteed letter from you is required if your account registration has changed in the previous 30 days, if funds are being sent to an address other than the address of record, or if the check is made payable to someone other than the account holder.

The sale price of each share will be the next NAV determined after the Fund receives your request.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $100 from the Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within seven Business Days after we receive your request. Your proceeds can be wired to your bank account (subject to a wire fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required minimum you may be required to sell your shares. The account balance minimum is:

CLASS                                                     DOLLAR AMOUNT
Class A Shares                                                $1,000

But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in our Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES

You may exchange shares on any Business Day through your financial institution by mail or telephone. Exchange requests must be for an amount of at least $1,000.

You may exchange your shares up to 10 times during a calendar year. To avoid excessive short-term trading or market timing activity, which can negatively impact other shareholders, you may be charged a fee for each additional exchange should you exchange your shares more than 10 times during a year. You will be notified before any fee is charged.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 30 days' notice.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

CLASS A SHARES

You may exchange Class A Shares of any Hancock Horizon Fund for Class A Shares of any other Hancock Horizon Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into a Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (E.G., the difference between the lower and higher applicable sales charges). If you exchange shares into a Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares and distributes its net investment income annually.

The Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT. For tax purposes, an exchange of your Fund shares for shares of a different Hancock Horizon Fund is the same as a sale.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                         HANCOCK HORIZON FAMILY OF FUNDS


INVESTMENT ADVISER

Horizon Advisers
One Hancock Plaza
P.O. Box 4019
Gulfport, Mississippi 39502


DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456


LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated December 28, 2001, includes detailed information about the Hancock Horizon Family of Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.


TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:


BY TELEPHONE: Call 1-800-738-2625, EXT. 7200

BY MAIL: Write to us
Hancock Bank
Attn: Trust Ops/Transfer Agent
2600 City Place
Suite 200
Baton Rouge, LA 70808

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about The Arbor Fund, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV. The Arbor Fund's Investment Company Act registration number is 811-7102.

                         HANCOCK HORIZON FAMILY OF FUNDS

                                   PROSPECTUS
                                DECEMBER 28, 2001

                             BURKENROAD REPORTS FUND

                                 CLASS D SHARES

                                   ADVISED BY
                                HORIZON ADVISERS
                  (AN UNINCORPORATED DIVISION OF HANCOCK BANK)

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
      THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                 THE ARBOR FUND

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                              ABOUT THIS PROSPECTUS

The Hancock Horizon Family of Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Class D Shares of the Burkenroad Reports Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

                                                                    PAGE
     BURKENROAD REPORTS FUND.........................................XXX
     MORE INFORMATION ABOUT RISK.....................................XXX
     MORE INFORMATION ABOUT FUND INVESTMENTS.........................XXX
     INVESTMENT ADVISER .............................................XXX
     PORTFOLIO MANAGERS..............................................XXX
     PURCHASING AND SELLING FUND SHARES..............................XXX
     DISTRIBUTION OF FUND SHARES.....................................XXX
     DIVIDENDS AND DISTRIBUTIONS.....................................XXX
     TAXES...........................................................XXX
     HOW TO OBTAIN MORE INFORMATION ABOUT THE
        HANCOCK HORIZON FAMILY OF FUNDS..............................Back Cover

BURKENROAD REPORTS FUND

FUND SUMMARY

INVESTMENT GOAL                    Long-term capital appreciation

INVESTMENT FOCUS                   Small capitalization common stocks of
                                   companies located or doing business in
                                   Alabama, Florida, Georgia, Louisiana,
                                   Mississippi and Texas

SHARE PRICE VOLATILITY             High

PRINCIPAL INVESTMENT STRATEGY      Investing in common stocks which the Adviser
                                   believes have above average growth potential based on its fundamental analysis

INVESTOR PROFILE                   Aggressive investors who seek long-term
                                   capital appreciation and who are willing to bear the risks of investing in equity securities

INVESTMENT STRATEGY OF THE BURKENROAD REPORTS FUND

The Fund seeks capital appreciation by investing primarily (at least 80% of its assets) in common stocks of companies with small capitalizations (less than $1 billion) located or doing business in Alabama, Florida, Georgia, Louisiana, Mississippi and Texas. The Adviser intends to utilize Tulane University's Burkenroad Reports as a primary source of investment research, but also employs its own fundamental research and analysis in its investment decision making. In selecting companies, the Adviser primarily considers a company's sales and expense trends, market position, historic and expected earnings and dividends. The Adviser generally will maintain equally weighted positions in approximately 40-50 securities and will diversify across industry sectors. The Adviser continually monitors the Fund's portfolio and may sell a security when it achieves a designated price target, there is a fundamental change in the company's prospects or better investment opportunities become available.

BURKENROAD REPORTS

Burkenroad Reports are produced by a select group of students at Tulane University's A.B. Freeman School of Business and are designed to provide objective investment research on publicly held companies located in the Deep South. Burkenroad Reports focus on companies that traditionally have not been followed by Wall Street analysts. The Reports are based on publicly available reports, company visits and meetings with top management.

Horizon Advisers, the investment adviser to the Burkenroad Reports Fund, considers but does not rely exclusively on the information contained in the Reports in making investment decisions for the Fund. The Fund will regularly invest in companies other than those covered by Burkenroad Reports, and may not own shares of all of the companies covered by the Reports. Horizon Advisers is not affiliated with Tulane University or the A.B. Freeman School of Business. Neither the A.B. Freeman School of Business nor the faculty or students of Tulane University have any involvement with the investment decisions of Horizon Advisers or responsibility for the management of the Fund.

PRINCIPAL RISKS OF INVESTING IN THE BURKENROAD REPORTS FUND

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities will fluctuate from day to day. Individual companies may report poor results or be affected negatively by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

The Fund is also subject to the risk that the Adviser's particular investment style, which focuses on small capitalization stocks, may underperform other segments of the equity market or the equity markets as a whole.

The Fund's concentration of investments in securities of companies located or doing business in Alabama, Louisiana, Mississippi, Florida, Georgia, and Texas subjects the Fund to economic conditions and government policies within those states. As a result, the Fund will be more susceptible to factors that adversely affect companies located or doing business in those states than a mutual fund that does not have as great a concentration in those states.

PERFORMANCE INFORMATION

The Fund commenced operations on December 28, 2001, and therefore, does not have a full calendar year of performance.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                              CLASS D SHARES
------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)                                                              None
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)                                                             None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions
(as a percentage of offering price)                                                                None
Redemption Fee (as a percentage of amount redeemed, if applicable)*                                1.00%
Exchange Fee                                                                                       None

* This redemption fee is only applicable to shares sold within two years of their purchase date. This fee is not a sales charge and is payable directly to the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                          CLASS D SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                      0.95%
Distribution and Service (12b-1) Fees                         0.25%
Other Expenses                                                0.85%
                                                              -----
Total Annual Fund Operating Expenses                          2.05%*
Fee Waivers and Expense Reimbursements                       (0.40)%
                                                             -----
Net Expenses                                                  1.65%
--------------------------------------------------------------------------------

* The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding the Net Expenses shown above for a period of one year from the date of this prospectus.

For  more   information   about  these  fees,  see   "Investment   Adviser"  and
"Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in Class D Shares of the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                                         1 YEAR                3 YEARS
CLASS D SHARES                            $311                  $643

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                                         1 YEAR                3 YEARS
CLASS D SHARES                            $208                  $643

MORE INFORMATION ABOUT RISK

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which it trades. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

EQUITY RISK -- Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

MORE INFORMATION ABOUT FUND INVESTMENTS

In addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or money market instruments that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains. Of course, we cannot guarantee that the Fund will achieve its investment goal.

INVESTMENT ADVISER

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program.

The Board of Trustees of the Fund supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Horizon Advisers, an unincorporated division of Hancock Bank, serves as the Adviser to the Fund. Hancock Bank is headquartered in Gulfport, Mississippi and has provided banking, trust and financial services to individuals and businesses since 1899. As of July 31, 2001, Hancock Bank managed approximately $800 million in assets. The Adviser is paid an annual fee of 0.95% of the Fund's average daily net assets for its investment advisory services, but may receive less due to its waivers.

ADDITIONAL COMPENSATION

Hancock Bank and its affiliates may act as fiduciary or provide services in various non-fiduciary capacities with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the Fund. Hancock Bank may also receive compensation for acting as the Fund's investment adviser in cases where the compensation is not duplicative of the compensation those accounts pay for fiduciary and non-fiduciary services. Hancock Bank and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. Hancock Bank serves as custodian to the Fund, and for such services is paid an annual fee payable from the Fund's assets of .03% of the Fund's average daily net assets.

DISTRIBUTION AND SERVICING (12B-1) FEES. To the extent that Class D Shares are held through Hancock Bank or any of its affiliates providing custodial, brokerage or investment-related services, including H.I.S., Inc., those entities may receive the distribution and servicing fees, payable from the Fund's assets, applicable to that class of shares.

H.I.S., Inc., member NASD and SIPC, is a wholly owned brokerage subsidiary of Hancock Bank.

TRANSFER AGENCY SERVICES. Hancock Bank provides transfer agency services to the Fund. For providing these services, Hancock Bank is paid an annual fee payable from the Fund's assets of $5,000 per class of the Fund.

SHAREHOLDER SERVICING FEES. To the extent that Class D Shares are held through Hancock Bank or any of its affiliates providing custodial, brokerage or investment-related services, including H.I.S., Inc., those entities may receive shareholder servicing fees, payable from the Fund's assets, of up to .25% of average daily net assets attributable to Class D Shares.

PORTFOLIO MANAGERS

John Portwood, CFA, serves as Director of Trust Investments and Chief Investment Strategist for the Adviser, Horizon Advisers, an unincorporated division of Hancock Bank. He has more than 31 years of investment experience. Prior to joining Hancock Bank in 1998, Mr. Portwood served in a similar capacity for First Commerce Corporation.

David Lundgren Jr., CFA, serves as Director of Equities and Research for the Adviser, Horizon Advisers, an unincorporated division of Hancock Bank and will be primarily responsible for managing the Fund. He has more than 11 years of investment experience. Prior to joining Hancock Bank in 1998, Mr. Lundgren served in a similar capacity for First Commerce Corporation.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Class D Shares of the Fund.

HOW TO PURCHASE FUND SHARES

You may buy shares through accounts with investment professionals and financial institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your investment professional or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your institution.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) and Hancock Bank are open for business (a Business Day). Shares cannot be purchased by Federal Reserve Wire on days when either the NYSE or the Federal Reserve is closed.

The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

The price per share (the  offering  price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order.

The Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, generally the Fund must receive your purchase order in proper form before 4:00 p.m., Eastern time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

MINIMUM PURCHASES

To purchase shares for the first time, you must invest in the Fund at least:

CLASS                                                     DOLLAR AMOUNT
Class D Shares                                                $1,000

Your  subsequent  investments  in the Fund must be made in  amounts  of at least
$500.

The Fund may accept investments of smaller amounts at its discretion.

SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a bank, you may purchase Class D Shares automatically through regular deductions from your account in amounts of at least $250 per month.

HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund directly by mail or telephone at 1-800-738-2625, EXT. 7200.

If you own your shares through an account with an investment professional or other institution, contact that investment professional or institution to sell your shares. Your investment professional or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to sell $100,000 or more of your shares or wish to close your account or send your sale proceeds to a third-party, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient). Additionally, a signature guaranteed letter from you is required if your account registration has changed in the previous 30 days, if funds are being sent to an address other than the address of record, or if the check is made payable to someone other than the account holder.

The sale price of each share will be the next NAV determined after the Fund receives your request.

REDEMPTION FEE

The Fund charges a 1.00% redemption fee on redemptions of Class D Shares if sold within two years of their purchase. The fee will be deducted from your sale proceeds and cannot be paid separately. The fee does not apply to shares purchased with reinvested dividends or distributions. The redemption fee is designed to discourage short-term trading and any proceeds of the fee will be credited to the assets of the Fund. From time to time, the Fund may waive or modify the redemption fee for certain categories of investors.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $100 from the Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within seven Business Days after we receive your request. Your proceeds can be wired to your bank account (subject to a wire fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required minimum you may be required to sell your shares. The account balance minimums are:

CLASS                                                   DOLLAR AMOUNT
Class D Shares                                              $1,000

But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in our Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF FUND SHARES

The Fund has adopted a distribution plan that allows Class D Shares of the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Distribution fees for Class D Shares, as a percentage of average daily net assets are 0.25%.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares and distributes its net investment income annually.

The Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT. For tax purposes, an exchange of your Fund shares for shares of a different Hancock Horizon Fund is the same as a sale.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                         HANCOCK HORIZON FAMILY OF FUNDS


INVESTMENT ADVISER

Horizon Advisers
One Hancock Plaza
P.O. Box 4019
Gulfport, Mississippi 39502


DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456


LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated December 28, 2001, includes detailed information about the Hancock Horizon Family of Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.


TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:


BY TELEPHONE: Call 1-800-738-2625, EXT. 7200


BY MAIL:  Write to us
Hancock Bank
Attn: Trust Ops/Transfer Agent
2600 City Place
Suite 200
Baton Rouge, LA 70808

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about The Arbor Fund, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV. The Arbor Fund's Investment Company Act registration number is 811-7102.

                         HANCOCK HORIZON FAMILY OF FUNDS

                                     TRUST:
                                 THE ARBOR FUND

                                      FUND:
                             BURKENROAD REPORTS FUND

                               INVESTMENT ADVISER:
                                HORIZON ADVISERS

                       STATEMENT OF ADDITIONAL INFORMATION

This STATEMENT OF ADDITIONAL INFORMATION is not a prospectus. It is intended to provide additional information about the activities and operations of the Burkenroad Reports Fund (the "Fund"), a separate series of The Arbor Fund (the "Trust"). This Statement of Additional Information should be read in conjunction with the Fund's Prospectus dated December 28, 2001. The Prospectus may be obtained by calling 1-888-346-6300.

                                TABLE OF CONTENTS

THE FUND AND THE TRUST......................................................S-1
INVESTMENT OBJECTIVES AND POLICIES OF THE FUND..............................S-1
DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS.......................S-2
INVESTMENT LIMITATIONS.....................................................S-13
THE ADVISER, TRANSFER AGENT AND CUSTODIAN..................................S-15
THE ADMINISTRATOR..........................................................S-16
THE DISTRIBUTOR............................................................S-18
CODES OF ETHICS............................................................S-19
INDEPENDENT PUBLIC ACCOUNTANTS.............................................S-19
LEGAL COUNSEL..............................................................S-19
TRUSTEES AND OFFICERS OF THE TRUST.........................................S-19
PERFORMANCE INFORMATION....................................................S-22
COMPUTATION OF YIELD.......................................................S-23
CALCULATION OF TOTAL RETURN................................................S-23
PURCHASING SHARES..........................................................S-24
REDEEMING SHARES...........................................................S-24
DETERMINATION OF NET ASSET VALUE...........................................S-24
TAXES    ..................................................................S-25
FUND BROKERAGE AND TRADING PRACTICES.......................................S-28
DESCRIPTION OF SHARES......................................................S-30
SHAREHOLDER LIABILITY......................................................S-30
LIMITATION OF TRUSTEES LIABILITY...........................................S-30
APPENDIX....................................................................A-1


December 28, 2001

THE FUND AND THE TRUST

This Statement of Additional Information relates to the Burkenroad Reports Fund (the "Fund"). The Fund is a separate series of the Trust, which offers a number of mutual fund series in addition to the Fund. The Trust is an open-end management investment company established under Massachusetts law as a "Massachusetts business trust" under an Agreement and Declaration of Trust dated as of July 24, 1992 (the "Declaration of Trust"). The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares") and different classes of shares of each series. The Fund offers Class A and Class D Shares.

Each share of the Fund represents an equal proportionate interest in the Fund. SEE "Description of Shares."

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to Shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

INVESTMENT OBJECTIVE AND POLICIES OF THE FUND

BURKENROAD REPORTS FUND

The Burkenroad Reports Fund's investment objective is long-term capital appreciation. This goal is fundamental and cannot be changed without the consent of shareholders. There can be no assurance that the Fund will be able to achieve its investment objective.

The Fund seeks capital appreciation by investing primarily (at least 80% of its assets) in common stocks of companies with small capitalizations (less than $1 billion) located or doing business in Alabama, Florida, Georgia, Louisiana, Mississippi, and Texas. The Fund will be as fully invested as practicable in common stocks under normal conditions. The Fund may also purchase warrants, rights to purchase common stocks, debt securities convertible to common stocks and preferred stocks (collectively, "equity securities"). The Adviser intends to utilize Tulane University's Burkenroad Reports as a primary source of investment research, but also employs it's own fundamental research and analysis in its investment decision making. In selecting companies, the Adviser primarily considers a company's sales and expense trends, market position, historic and expected earnings and dividends. The Adviser will generally maintain equally weighted positions in approximately 40-50 securities and will diversify across industry sectors. The Adviser continually monitors the Fund's portfolio and may sell a security when it achieves a designated price target, there is a fundamental change in the company's prospects or better investment opportunities become available. The Fund may invest in equity securities of foreign issuers traded in the United States, including ADRs. The Fund may also invest in securities issued by money market mutual funds for liquidity purposes.

Although not primary strategies employed by the Adviser in managing the Fund, the Fund may engage in a number of investment practices in order to meet its investment objectives. In this regard, the Fund may invest in variable and floating rate obligations, enter into forward commitments, purchase securities on a when-issued basis and sell securities short against the box. The Fund may also purchase put and call options and write covered call options on fixed income and equity securities, and may enter into futures contracts (including index futures contracts), purchase options on futures contracts, and lend its securities. While the Fund has no current intention to invest in initial public offerings ("IPOs"), and investing in IPOs is not part of the Fund's principal investment strategies, the Fund may buy certain IPOs if they are consistent with the Fund's investment policies.

The Fund's investments may not be as geographically dispersed across the U.S. as other funds with comparable objectives. The Fund is subject to special investment risks to the extent it concentrates its investments in companies located or doing business in Alabama, Florida, Georgia, Louisiana, Mississippi, and Texas. In particular, changes in economic conditions as well as governmental policies in those states may adversely affect the value of the Fund and its investments.

For additional information regarding the permitted investments and investment practices discussed above and the associated risks, SEE "Description of Permitted Investments and Risk Factors."

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following are descriptions of the permitted investments and investment practices discussed in the "Investment Objectives and Policies" section and the associated risk factors. The Adviser will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by a Fund's stated investment policies.

AMERICAN DEPOSITARY RECEIPTS ("ADRS"), CONTINENTAL DEPOSITARY RECEIPTS ("CDRS"), EUROPEAN DEPOSITARY RECEIPTS ("EDRS") AND GLOBAL DEPOSITARY RECEIPTS ("GDRS") - ADRs are securities typically issued by a U.S. financial institution. ADRs evidence ownership interests in a pool of securities issued by a foreign issuer and deposited with the depositary. EDRs, which are sometimes referred to as CDRs are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities market. EDRs are designed for trading in European Securities Markets and GDRs are designed for trading in non-U.S. Securities Markets. ADRs, EDRs, CDRs and GDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security.

Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

ASSET-BACKED SECURITIES - Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for purpose of owning such assets and issuing such debt.

Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the cardholder.

The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.

BANK OBLIGATIONS - The Fund is not prohibited from investing in obligations of banks that are clients of SEI Corporations ("SEI"). However, the purchase of shares of the Fund by such banks or by their customers will not be a consideration in determining which bank obligations the Fund will purchase. The Fund will not purchase obligations of the Adviser.

BANKERS' ACCEPTANCES - Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations finance the shipment and storage of goods and furnish dollar exchange through the use of bankers' acceptances. Maturities are generally six months or less.

BANK INVESTMENT CONTRACTS ("BICS") - BICs are contracts issued by U.S. banks and savings and loan institutions. Pursuant to such contracts, a Fund makes cash contributions to a deposit fund of the general account of the bank or savings and loan institution. The bank or savings and loan institution then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. A BIC provides that this guaranteed interest will not be less than a certain minimum rate. A BIC is a general obligation of the issuing bank or savings and loan institution and not a separate account. The purchase price paid for a BIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer.

BICs are generally not assignable or transferable without the permission of the issuing bank or savings and loan institution. For this reason, an active secondary market in BICs currently does not exist. Therefore, BICs are considered to be illiquid investments.

CERTIFICATES OF DEPOSIT - Certificates of deposit are interest-bearing instruments with a specific short-term maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL  PAPER  -  Commercial  paper  is a term  used to  describe  unsecured
short-term   promissory   notes  issued  by  corporations  and  other  entities.
Maturities on these issues vary from a few to up to 270 days.

CONVERTIBLE SECURITIES - Convertible securities are corporate securities that are exchangeable for a set number of another security at a pre-stated price. Convertible securities typically have characteristics of both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

DERIVATIVES - Derivatives are securities that derive their value from other securities and instruments. The following are considered derivative securities: options on futures, futures, options (E.G., puts and calls), swap agreements, mortgage-backed securities (CMOs, REMICS, IOs and POs), when-issued securities and forward commitments, floating and variable rate securities, convertible securities, "stripped" U.S. Treasury securities (e.g., Receipts and STRIPs), privately issued stripped securities (E.G., TGRs, TRs and CATS). SEE elsewhere in this "Description of Permitted Investments" and "General Investment Policies and Risk Factors" for discussion of these various instruments.

EQUITY SECURITIES - Equity securities include common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities but will affect the Fund's net asset value.

FIXED INCOME SECURITIES - Fixed income securities include bonds, notes, debentures and other interest-bearing securities that represent indebtedness. The market value of the fixed income investments in which the Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect the Fund's net asset value.

FUTURES AND OPTIONS ON FUTURES - As consistent with the Fund's investment objectives, the Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC") for "bona fide hedging purposes" (as defined by the CFTC), or for other purposes to the extent the aggregate initial margin and premiums on such positions (excluding the amount by which options are in the money) do not exceed 5% of that Fund's net assets.

The Fund may buy and sell futures contracts and related options to manage their exposure to changing interest rates and security prices. Some futures strategies, including selling futures, buying puts and writing calls, may reduce a Fund's exposure to price fluctuations. Other strategies, including buying futures, writing puts and buying calls, tend to increase market exposure. Futures and options may be combined with each other in order to adjust the risk and return characteristics of the overall portfolio. The Fund may invest in futures and related options based on any type of security or index traded on U.S. or foreign exchanges or over-the-counter, as long as the underlying securities, or securities represented by an index, are permitted investments of the Fund.

Options and futures can be volatile instruments, and involve certain risks. If the Adviser applies a hedge at an inappropriate time or judges interest rates incorrectly, options and futures strategies may lower the Fund's return. The Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other instruments, or if it is not able to close out its positions because of an illiquid secondary market.

In order to cover any obligations it may have under options or futures contracts in accordance with applicable Securities and Exchange Commission ("SEC") requirements, the Fund will either own the underlying asset, have a contract to acquire such an asset without additional cost or set aside, in a segregated account, high quality liquid assets in an amount at least equal in value to such obligations.

ILLIQUID SECURITIES - Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Fund's books. An illiquid security includes a demand instrument with a demand notice period exceeding seven days, if there is no secondary market for such security and repurchase agreements of over seven days in length. The Fund will not invest more than 15% of its net assets in such instruments.

TAXABLE MONEY MARKET SECURITIES - Money market securities are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. government; (iii) high quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with an original maturity of one-year or less issued by corporations; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

With respect to the Fund, money market securities are considered to include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; securities issued or guaranteed by non-U.S. governments, which are rated at time of purchase A-2 or higher by S&P or P2 or higher by Moody's, or are determined by the advisers to be of comparable quality; repurchase agreements; certificates of deposit and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $500 million as of the end of their most recent fiscal year; high-grade commercial paper; and other long-and short-term debt instruments which are rated at the time of purchase A-2 or higher by S&P or P2 or higher by Moody's, and which, with respect to such long-term debt instruments, are within 397 days of their maturity, and have a long-term rating of BBB\Baa by Standard & Poor's and Moody's respectively.

MORTGAGE-BACKED SECURITIES - Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include, but are not limited to, conventional thirty-year fixed rate mortgages, graduated payment mortgages and adjustable rate mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages that underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains.

Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life would be a security's actual average life. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue.

GOVERNMENT PASS-THROUGH SECURITIES - These are securities that are issued or guaranteed by a U.S. government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Fannie Mae and the Federal Home Loan Mortgage Corporation ("FHLMC"). Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. government as are GNMA certificates, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the United States Treasury. Each of GNMA, Fannie Mae and FHLMC guarantees timely distributions of interest to certificate holders. Each of GNMA and Fannie Mae also guarantees timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues Mortgage-Backed Securities (FHLMC Gold PCs) which also guarantees timely payment of monthly principal reduction. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

PRIVATE PASS-THROUGH SECURITIES - These are mortgage-backed securities issued by a non-governmental entity such as a trust, which securities include collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"), that are rated in one of the top three rating categories. While they are generally structured with one or more types of credit enhancement, Private Pass-Through Securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS") - CMOs are debt obligations or multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. government or by private originators or investors in mortgage loans. In a CMO, series of bonds or certificates are annually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Each class of a CMO, often referred to as a "tranche" is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date.
Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid.

REMICS - A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in
REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Treasury.

REITS - REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The value of interests in REITs may be affected by the value of the property owned or the quality of the mortgages held by the Trust.

STRIPPED MORTGAGE-BACKED SECURITIES ("SMBS") - SMBs are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments and is thus termed an interest-only class ("IO"), while the other class may receive all of the principal payments and is thus termed the principal-only class ("PO"). The value of IOs tends to increase as rates rise and decrease as rates fall; the opposite is true of POs. SMBs are extremely sensitive to changes in interest rates because of the impact thereon of prepayment of principal on the underlying mortgage securities. The market for SMBs is not as fully developed as other markets; SMBs therefore may be illiquid.

MUNICIPAL LEASES - Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation certificate in any of the above.

Municipal lease obligations typically are not backed by the municipality's credit, and their interest may become taxable if the lease is assigned. If funds are not appropriated for the following year's lease payments, a lease may terminate, with a possibility of default on the lease obligation and significant loss to the Fund. Under guidelines established by the Board of Trustees, the credit quality of municipal leases will be determined on an ongoing basis, including an assessment of the likelihood that a lease will be canceled.

MUNICIPAL SECURITIES - Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities; and, (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair, or improvement of privately operated facilities.

General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility; tolls from a toll bridge for example. Certificates of participation represent an interest in an underlying obligation or commitment such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Municipal securities include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes, and construction loan notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds, and participation interests in municipal bonds.

PARTICIPATION INTERESTS - Participation interests are interests in Municipal Securities from financial institutions such as commercial and investment banks, savings and loan associations and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax.

OPTIONS - Put and call options for the various securities and indices are traded on national securities exchanges. As consistent with the Fund's investment objectives, options may be used by the Fund from time to time as the Adviser deems to be appropriate. Options will generally be used for hedging purposes.

A put option gives the purchaser of the option the right to sell, and the writer the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction" - the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.

Although the Fund may engage in option transactions as hedging transactions, there are risks associated with such investments including the following: (i) the success of a hedging strategy may depend on the ability of the Adviser to predict movements in the prices of the individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of options; (iii) there may not be a liquid secondary market for options; and (iv) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security. The Fund is permitted to engage in option transactions with respect to securities that are permitted investments and related indices. If the Fund writes call options, it will write only covered call options.

The aggregate value of option positions may not exceed 10% of the Fund's net assets as of the time such options are entered into by the Fund.

REPURCHASE AGREEMENTS - Repurchase agreements are agreements by which the Fund obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. Repurchase agreements must be fully collateralized at all times. The Fund will have actual or constructive possession of the security as collateral for the repurchase agreement. The Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from its right to dispose of the collateral securities or if the Fund realizes a loss on the sale of the collateral securities. The Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act.

RESTRICTED SECURITIES - Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933 or an exemption from registration. As consistent with a Fund's investment objectives, the Fund may invest in Section 4(2) commercial paper. Section 4(2) commercial paper is issued in reliance on an exemption from registration under
Section 4(2) of the Act and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market in such commercial paper. The Trust believes that Section 4(2) commercial paper is liquid to the extent it meets the criteria established by the Board of Trustees of the Trust. The Trust intends to treat such commercial paper as liquid and not subject to the investment limitations applicable to illiquid securities or restricted securities.

SECURITIES LENDING - As consistent with a Fund's investment objectives, the Fund may engage in securities lending as a means to earn income for the Fund, under which securities are loaned pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash or securities of the U.S. government equal to at least 100% of the market value of the securities lent. The Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the value of the securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

SHORT SALES - As consistent with a Fund's investment objectives, the Fund may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short.

Uncovered short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund's short position.

SEPARATELY TRADED INTEREST AND PRINCIPAL SECURITIES ("STRIPS") - STRIPs are component parts of U.S. Treasury Securities traded through the Federal Book-Entry System. The Adviser will purchase only STRIPS that it determines are liquid or, if illiquid, do not violate the Fund's investment policy concerning investments in illiquid securities.

SHORT-TERM OBLIGATIONS OF STATE AND LOCAL GOVERNMENT ISSUERS - The Fund may, when deemed appropriate by the Adviser in light of the Fund's investment objective, invest in high quality, short-term obligations issued by state and local governmental issuers which, as a result of the Tax Reform Act of 1986, carry yields that are competitive with those of other types of money market instruments of comparable quality.

SWAPS, CAPS, FLOORS AND COLLARS - Interest rate swaps, mortgage swaps, currency swaps and other types of swap agreements such as caps, floors and collars are designed to permit the purchaser to preserve a return or spread on a particular investment or portion of its portfolio, and to protect against any increase in the price of securities, the Fund anticipates purchasing at a later date. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount" in return for payments equal to a fixed rate times the same amount for a specific period of time. Swaps may also depend on other prices or rates such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party.

Swap agreements will tend to shift the Fund's investment exposure from one type of investment to another. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investment and its share price and yield.

STANDBY COMMITMENTS - Some securities dealers are willing to sell Municipal Securities to a Fund accompanied by their commitments to repurchase the Municipal Securities prior to maturity, at the Fund's option, for the amortized cost of the Municipal Securities at the time of repurchase. These arrangements are not used to protect against changes in the market value of Municipal Securities. They permit a Fund, however, to remain fully invested and still provide liquidity to satisfy redemptions. The cost of Municipal Securities accompanied by these "standby" commitments could be greater than the cost of Municipal Securities without such commitments. Standby commitments are not marketable or otherwise assignable and have value only to a Fund. The default or bankruptcy of a securities dealer giving such a commitment would not affect the quality of the Municipal Securities purchased. However, without a standby commitment, these securities could be more difficult to sell. The Fund may enter into standby commitments only with those dealers whose credit the investment adviser believes to be of high quality.

TIME DEPOSITS - Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

U.S. GOVERNMENT AGENCY OBLIGATIONS - Obligations issued or guaranteed by agencies of the U.S. government, including, but not limited to, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. government, including, among others, FHLMC, the Federal Land Banks and the United States Postal Service. Some of these securities are supported by the full faith and credit of the United States Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

U.S. TREASURY AND U.S. GOVERNMENT AGENCY SECURITIES - Any guarantee by the U.S. government of the securities in which the Fund invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of that security or the yield or value of shares of the Fund.

U.S. TREASURY OBLIGATIONS - U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPs").

VARIABLE AND FLOATING RATE INSTRUMENTS - Certain of the obligations purchased by the Fund may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

WARRANTS - Warrants are instruments giving holders the right, but not the obligation, to buy shares of a company at a given price during a specified period.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES - When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. To the extent required by the 1940 Act, the Fund will maintain with the custodian a separate account with liquid high-grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although the Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if deems it appropriate.

ZERO COUPON SECURITIES - STRIPS and Receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATS"). Zero coupon securities are sold at a (unusually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accredited over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, these market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities. SEE ALSO "Taxes."

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Fund. Fundamental policies cannot be changed without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund on the last day of each fiscal quarter. This restriction applies to 75% of the Fund's assets.

2. Purchase any securities that would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to (i) investments in the obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, and (ii) repurchase agreements involving such securities.

     For purposes of this limitation (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational entities will be considered to be a separate industry; and (iv) asset-backed securities secured by distinct types of assets, such as truck and auto loan leases, credit card receivables and home equity loans, will each be considered a separate industry.

3. Borrow money in an amount exceeding 331/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total assets.

4. Make loans if, as a result, more than 331/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objectives and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

6. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

NON-FUNDAMENTAL POLICIES

The following investment policies are non-fundamental policies of the Fund and may be changed with respect to the Fund by the Board of Trustees.

The Fund may not:

1. Invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's net assets.

2. Purchase securities on margin or effect short sales, except that the Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

3. Purchase securities of other investment companies except as permitted by the 1940 Act, the rules and regulations thereunder or pursuant to an exemption therefrom.

4. The Fund will not purchase securities while its borrowing exceeds 5% of its total assets.

5. Purchase or sell real estate, real estate limited partnership interests, physical commodities or commodities contracts except that the Fund may purchase commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

The foregoing percentages are: (i) based on total assets (except for the limitation on illiquid securities which is based on net assets); (ii) will apply at the time of purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after as a result of a purchase of a security.

THE ADVISER, TRANSFER AGENT AND CUSTODIAN

ADVISORY SERVICES - The Trust and Horizon Advisers (the "Adviser"), an unincorporated division of Hancock Bank, have entered into an advisory agreement (the "Advisory Agreement") dated as of May 31, 2000 and amended and restated on May 21, 2001, with respect to the Fund. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. An Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund by a majority of the outstanding shares of the Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

Hancock Bank is a wholly owned subsidiary of Hancock Bank Holding Company, a bank holding company headquartered in Gulfport, Mississippi. Hancock Bank's banking activities date to 1899 when Hancock Bank opened its doors in Bay St. Louis with a capitalization of $10,000. As of June 30, 2001, Hancock Bank had total consolidated assets of approximately $3.4 billion, with banking offices in the States of Mississippi and Louisiana. It offers commercial, consumer and mortgage loans, deposit services, as well as trust and fiduciary services, to individuals and middle market businesses in its respective market areas.

Hancock Bank employs approximately 80 people and manages approximately $800 million in assets. The Adviser is a division of Hancock Bank and operates within Hancock Bank's asset management group.

For its investment advisory services, the Adviser is paid a fee, which is calculated daily and paid monthly, at an annual rate of 0.95% based on the average daily net assets of the Fund. The Adviser has contractually agreed for a one-year period from the date of the prospectus to waive a portion of its fees in order to limit the total operating expenses of Class A and Class D shares of the Fund, as follows:

FUND                                              CLASS A             CLASS D
----                                              -------             -------
Burkenroad Reports Fund                            1.40%               1.65%

The Adviser will not be required to bear expenses of the Fund to an extent which would result in the Fund's inability to qualify as a "regulated investment company" (a "RIC") under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

TRANSFER AGENCY SERVICES - Hancock Bank also serves as the Fund's transfer agent under a Transfer Agency and Service Agreement dated May 31, 2000. Hancock Bank receives an annual fee of $5,000 per class of the Fund under the Transfer Agency and Service Agreement.

CUSTODIAN SERVICES - Hancock Bank acts as custodian (the "Custodian") of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act. Under the Custody Agreement dated May 31, 2000, the Trust shall pay Hancock Bank at an annual rate, based on the Fund's average daily net assets, of 0.03%, subject to a minimum of $250 per month.

SHAREHOLDER SERVICES - The Fund and Hancock Bank have also entered into a shareholder servicing agreement pursuant to which Hancock Bank provides certain shareholder services to Class A and Class D shareholders (the "Service Plan"). Under the Service Plan, Hancock Bank may perform, or may compensate other service providers, including Hancock Investment Services, Inc., for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to client; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Fund may pay Hancock Bank a fee at a rate of up to 0.25% annually of the average daily net assets of the Fund attributable to Class A and Class D Shares subject to the arrangement for provision of shareholder and administrative services. Hancock Bank may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

THE ADMINISTRATOR

SEI Investments Mutual Funds Services (the "Administrator") serves as the administrator of the Trust. The Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator is paid a fee, which is detailed below in the following schedule:

--------------------------------------------------------------------------------
    FEE (AS A PERCENTAGE OF AGGREGATE
         AVERAGE ANNUAL ASSETS)                    AGGREGATE TRUST ASSETS
--------------------------------------------------------------------------------
                  0.15%                              First $100 million
--------------------------------------------------------------------------------
                 0.125%                              Next $250 million
--------------------------------------------------------------------------------
                  0.10%                              Next $400 million
--------------------------------------------------------------------------------
                  0.08%                              Over $750 million
--------------------------------------------------------------------------------

The foregoing fee is subject to an annual minimum as follows:

     The cumulative minimum annual fee for the initial four Hancock Horizon Funds of the Trust:

          $250,000 in the first year, broken down as follows:

          $200,000 in the first six months (calculated on an annualized basis)*

          $300,000 in the next six months  (calculated  on an annualized  basis)

          $300,000 in the second year

          $400,000 in years three, four and five

* Minimums during the first six months of the Administration Agreement will accrue each month, and, if not paid monthly, the total amount due for the six months will be due in full in the seventh month.

A maximum of five new Hancock Horizon Funds (in addition to the original four as noted above) may be opened and applied to the cumulative pricing model during the original five-year term. The Burkenroad Reports Fund is the Trust's fifth Hancock Horizon Fund. The following sets forth the cumulative minimum annual fee for the Trust for the specified number of Hancock Horizon Funds:

     -----------------------------------------------------------------------
                           YEAR 1           YEAR 2       YEAR 3 AND AFTER
     -----------------------------------------------------------------------
     5 Funds              $350,000         $400,000          $500,000
     -----------------------------------------------------------------------
     6 Funds              $475,000         $525,000          $625,000
     -----------------------------------------------------------------------
     7 Funds              $625,000         $675,000          $775,000
     -----------------------------------------------------------------------
     8 Funds              $800,000         $850,000          $950,000
     -----------------------------------------------------------------------
     9 Funds             $1,000,000       $1,050,000        $1,150,000
     -----------------------------------------------------------------------

For the tenth Fund and each Fund opened thereafter, the Trust will pay a minimum fee of $75,000 per Fund in addition to the cumulative minimum set forth above.

The minimum annual fee for each additional class of Shares of a Fund established after the initial three (3) classes of Shares per Fund is $10,000.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect with respect to the Fund until May 31, 2005 and shall continue in effect for successive periods of three years unless terminated by either party on not less than 90 days' written notice to the other party.

The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds including, but without limitation: The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds Inc., The Arbor Fund, ARK Funds, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, CNI Charter Funds, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., First Focus Funds, Inc., Friends Ivory Funds, HighMark Funds, Huntington Funds, Huntington VA Funds, JohnsonFamily Funds, Inc., The MDL Funds, The Nevis Fund, Inc., Oak

Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., Pitcairn Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds, UAM Funds Trust, UAM Funds, Inc. and UAM Funds, Inc. II.

THE DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI, and the Trust are parties to a distribution agreement dated May 31, 2000 ("Distribution Agreement"). The Distribution Agreement is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority of the outstanding shares of the Trust upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

THE DISTRIBUTION PLAN

The Distribution Plan (the "Plan") provides that Class D Shares of the Fund will pay the Distributor a fee at an annual rate of .25% of net assets. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries (collectively, "Agents") as compensation for services, reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with the NASD rules concerning sales charges.

The Trust has adopted the Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not parties to the Distribution Agreement or interested persons (as defined by the 1940 Act) of any party to the Distribution Agreement ("Qualified Trustees"). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Fund. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

CODES OF ETHICS

The Board of Trustees, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940. In addition, the Adviser and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics (each a "Code" and together the "Codes") apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements, or are prohibited from making such investments. Copies of these Codes are on file with the SEC, and are available to the public.

INDEPENDENT PUBLIC ACCOUNTANTS

PricewaterhouseCoopers LLP serves as independent public accountants for the Trust.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. The Trust pays the fees for unaffiliated Trustees.

The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following:
The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds Inc., The Arbor Fund, ARK Funds, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, CNI Charter Funds, The Expedition Funds, First American Funds, Inc.,
First American Investment Funds, Inc., First American Strategy Funds, Inc., First Focus Funds, Inc., Friends Ivory Funds, HighMark Funds, Huntington Funds, Huntington VA Funds, JohnsonFamily Funds, Inc., The MDL Funds, The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., Pitcairn Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds, UAM Funds Trust, UAM Funds, Inc. and UAM Funds, Inc. II, each of which is an open-end management investment company managed by SEI Investments Mutual Funds Services or its affiliates and distributed by SEI Investments Distribution Co.

ROBERT A. NESHER (DOB 08/17/46) -- Chairman of the Board of Trustees* -- Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Bishop Street Funds, The Expedition Funds, The MDL Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

JOHN T. COONEY (DOB 01/20/27)-- Trustee**-- Vice Chairman of Ameritrust Texas N.A., 1989-1992, and MTrust Corp., 1985-1989. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds and The MDL Funds.

WILLIAM M. DORAN (DOB 05/26/40) -- Trustee* -- 1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Administrator and the Distributor. Director of SEI Investments since 1974; Secretary of SEI Investments since 1978. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, The MDL Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

ROBERT A. PATTERSON (DOB 11/05/27)-- Trustee**-- Pennsylvania State University, Senior Vice President, Treasurer (Emeritus); Financial and Investment Consultant, Professor of Transportation since 1984; Vice President-Investments, Treasurer, Senior Vice President (Emeritus), 1982-1984. Director, Pennsylvania Research Corp.; Member and Treasurer, Board of Trustees of Grove City College. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds and The MDL Funds.

EUGENE B. PETERS (DOB 06/03/29)-- Trustee**-- Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America (petroleum service company), 1980-1986. President of Gene Peters and Associates (import company), 1978-1980. President and Chief Executive Officer of Jos. Schlitz Brewing Company before 1978. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds and The MDL Funds.

JAMES M. STOREY (DOB 04/12/31) -- Trustee** -- Partner, Dechert Price & Rhoads, September 1987 - December 1993; Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, The MDL Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

GEORGE J. SULLIVAN, JR. (DOB 11/13/42)-- Trustee**-- Chief Executive Officer, Newfound Consultants Inc. since April 1997. General Partner, Teton Partners, L.P., June 1991-December 1996; Chief Financial Officer, Noble Partners, L.P., March 1991-December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, Navigator Securities Lending Trust, since 1995. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, The MDL Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

JAMES R. FOGGO (DOB 06/30/64)-- President-- Vice President and Assistant Secretary of SEI Investments since 1998. Vice President and Assistant Secretary of the Administrator and the Distributor since May 1999. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995.

WILLIAM E. ZITELLI, JR. (DOB 6/14/68)-- Vice President and Assistant Secretary-- Vice President and Assistant Secretary of the Administrator and Distributor since August 2000. Vice President, Merrill Lynch & Co. Asset Management Group (1998 - 2000). Associate at Pepper Hamilton LLP (1997 - 1998). Associate at Reboul, MacMurray, Hewitt, Maynard & Kristol (1994 - 1997).

TIMOTHY D. BARTO (DOB 03/28/68)-- Vice President and Assistant Secretary --Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of the Administrator and Distributor since December 1999. Associate at Dechert Price & Rhoads, 1997-1999. Associate at Richter, Miller & Finn, 1993-1997.

TODD B. CIPPERMAN (DOB 02/14/66) -- Vice President and Assistant Secretary -- Senior Vice President and General Counsel of SEI Investments; Senior Vice President, General Counsel and Secretary of the Administrator and the Distributor since 2000. Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor, 1995-2000. Associate, Dewey Ballantine (law firm), 1994-1995.

LYDIA A. GAVALIS (DOB 06/05/64) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

CHRISTINE M. MCCULLOUGH (DOB 12/02/60) -- Vice President and Assistant Secretary -- Employed by SEI Investments since November 1, 1999. Vice President and Assistant Secretary of the Administrator and the Distributor since December 1999. Associate at White and Williams LLP, 1991-1999. Associate at Montgomery, McCracken, Walker & Rhoads, 1990-1991.

JENNIFER SPRATLEY, CPA (DOB 02/13/69) -- Treasurer and Chief Financial Officer -- Director, SEI Funds Accounting since November 1999. Audit Manager, Ernst & Young LLP, 1991-1999.

SHERRY KAJDAN VETTERLEIN (DOB 06/22/62) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of the Administrator and Distributor since January 2001. Shareholder/Partner, Buchanan Ingersoll Professional Corporation (1992-2000).

* Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act.

** Messrs. Cooney, Patterson, Peters, Sullivan and Storey serve as members of the Audit Committee of the Fund.

The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust. The Trust pays the fees for unaffiliated Trustees.

The following table exhibits Trustee compensation for the fiscal period ended January 31, 2001.

---------------------------------------------------------------------------------------------------------------------
                            Aggregate                                                      Total Compensation From
                        Compensation From         Pension or                                Trust and Fund Complex
                        the Trust for the     Retirement Benefits     Estimated Annual     Paid to Trustees for the
                        Fiscal year Ended     Accrued as Part of       Benefits Upon          Fiscal Year Ended
Name of Person               1/31/01             Fund Expenses           Retirement               1/31/01(1)
---------------------------------------------------------------------------------------------------------------------
John T. Cooney             $12,037.86                 N/A                   N/A           $12,037.86 for service on
                                                                                          one (1) board
---------------------------------------------------------------------------------------------------------------------
Robert Patterson           $12,037.86                 N/A                   N/A           $12,037.86 for service on
                                                                                          one (1) board
---------------------------------------------------------------------------------------------------------------------
Eugene B. Peters           $12,037.86                 N/A                   N/A           $12,037.86 for service on
                                                                                          one (1) board
---------------------------------------------------------------------------------------------------------------------
James M. Storey            $12,037.86                 N/A                   N/A           $12,037.86 for service on
                                                                                          one (1) board
---------------------------------------------------------------------------------------------------------------------
George J. Sullivan         $12,037.86                 N/A                   N/A           $12,037.86 for service on
                                                                                          one (1) board
---------------------------------------------------------------------------------------------------------------------
William M. Doran*          $0                         N/A                   N/A           $0 for service on one (1)
                                                                                          board
---------------------------------------------------------------------------------------------------------------------
Robert A. Nesher*          $0                         N/A                   N/A           $0 for service on one (1)
                                                                                          board
---------------------------------------------------------------------------------------------------------------------

(1)  The Arbor Fund is the only Trust in the Fund Complex.

*    A Trustee who is an "interested person" as defined by the 1940 Act.

PERFORMANCE INFORMATION

From time to time, the Trust may advertise yield, effective yield, total return of the Fund and other permissible performance information. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns.

The Fund may periodically compare its performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds, or to unmanaged indices. These comparisons may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs for the Fund.

COMPUTATION OF YIELD

No representation can be made concerning actual future yields or returns. The yield of the Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

Yield = 2[((a-b)/cd+1)/6/-1]

Where: a = dividends and interest earned during the period;

       b = expenses accrued for the period (net of reimbursement);

       c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and

       d = the maximum offering price per share on the last day of the period.

CALCULATION OF TOTAL RETURN

The total return of the Fund refers to the average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula:

P(1 + T)/n/ = ERV

Where: P = a hypothetical initial payment of $1,000;
       T = average annual total return;
       n = number of years; and
       ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 payment made at the beginning of the designated time period.

PURCHASING SHARES

Purchases and redemptions may be made through the Distributor on a day on which the New York Stock Exchange and Hancock Bank are open for business (a "Business Day"). Shares of the Fund are offered on a continuous basis. Currently, the Fund is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, President's Day, the Tuesday before Ash Wednesday ("Mardi Gras"), Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

REDEEMING SHARES

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. The Trust has obtained an exemptive order from the SEC that permits the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

A Shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which the disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the New York Stock Exchange, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

Trading takes place in various markets on days that are not Business Days and the Fund's net asset value is not calculated. As a result, events affecting the values of the Fund's securities that occur between the time its prices are determined and the close of the NYSE will not be reflected in a the Fund's calculation of net asset values unless the Adviser determines that the particular event may materially affect net asset value, in which case an adjustment will be made.

DETERMINATION OF NET ASSET VALUE

The securities of the Fund are valued by the Administrator pursuant to valuations provided by an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations of fixed income securities, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Fund's prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

FEDERAL INCOME TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATION AS REGULATED INVESTMENT COMPANY

The Fund intends to qualify and elect to be treated as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, the Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which it may be subject.

In order to qualify as a RIC, the Fund must distribute at least 90% of its net investment income (which includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses) and at least 90% of its net Tax Exempt interest income, for each tax year, if any, to its shareholders and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities, or certain other income; (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses.

Although the Fund intends to distribute substantially all of its net investment income and may distribute its net realized capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

If the Fund fails to qualify for any taxable year as a RIC, all of its net income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the dividends-received deduction for corporate shareholders. The Board retains the right not to maintain the Fund's RIC status if it determines such course of action to be beneficial to shareholders.

The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by the Fund.

FUND DISTRIBUTIONS

Distributions of investment company taxable income will be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in additional shares, to the extent of the Fund's earnings and profits. The Fund anticipates that they will distribute substantially all of its investment company taxable income for each taxable year.

The Fund may either retain or distribute to shareholders its excess of net long-term capital gains over net short-term capital losses (net capital gains). If such gains are distributed as a capital gains distribution, they are taxable to shareholders who are individuals at a maximum rate of 20%, regardless of the length of time the shareholder has held shares. If any such gains are retained, the Fund will pay federal income tax thereon, and, if the Fund makes an election, the shareholders will include such undistributed gains in their income, will increase their basis in Fund shares by the difference between the amount of such includable gains and the tax deemed paid by such shareholder and will be able to claim their share of the tax paid by the Fund as a refundable credit.

In the case of corporate shareholders, distributions (other than capital gains distributions) from a RIC, generally qualify for the dividends-received deduction only to the extent of the gross amount of qualifying dividends received by a portfolio for the year. Generally, and subject to certain limitations, a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. Accordingly, it is expected that such distributions will generally qualify for the corporate dividends-received deduction.

If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold, or exchanged.

Investors should be careful to consider the tax implications of purchasing the Fund's shares just prior to the ex-dividend date of any ordinary income dividend or capital gains distributions. Those investors will be taxable on the entire amount of the dividend or distribution received, even though some or all of the amount distributed may have been realized by the Fund prior to the investor's purchase.

Ordinarily, investors should include all dividends as income in the year of payment. However, dividends declared payable to shareholders of record in October, November or December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by the shareholder and paid by the Fund in the year in which the dividends were declared.

The Fund will provide a statement annually to shareholders as to the federal tax status of distributions paid (or deemed to be paid) by the Fund during the year, including the amount of dividends eligible for the corporate dividends-received deduction.

SALE OR EXCHANGE OF FUND SHARES

Generally, if you hold your shares as a capital asset, gain or loss on the sale or exchange of a share will be capital gain or loss that will be long-term if the share has been held for more than twelve months and otherwise will be short-term. For individuals, long-term capital gains are currently taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates. However, if a shareholder realizes a loss on the sale, exchange or redemption of a share held for six months or less and has previously received a capital gains distribution with respect to the share (or any undistributed net capital gains of the Fund with respect to such share are included in determining the shareholder's long-term capital gains), the shareholder must treat the loss as a long-term capital loss to the extent of the amount of the prior capital gains distribution (or any undistributed net capital gains of the Fund that have been included in determining such shareholder's long-term capital gains). In addition, any loss realized on a sale or other disposition of shares will be disallowed to the extent an investor repurchases (or enters into a contract or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

In certain cases, the Fund will be required to withhold, and remit to the United States Treasury, 30.5% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, or (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding.

FEDERAL EXCISE TAX

If the Fund fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short and long term capital gains over short and long term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior calendar year), the Fund will be subject to a nondeductible 4%

Federal excise tax on the undistributed amounts. The Fund intends to make sufficient distributions to avoid imposition of this tax, or to retain, at most its net capital gains and pay tax thereon, but can make no assurances that such tax will be eliminated.

STATE AND LOCAL TAXES

The Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes. Many states grant tax-free status to dividends paid to you from interest earned on direct obligation of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investment in Government National Mortgage Association or Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

FUND BROKERAGE AND TRADING PRACTICES

The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Securities Exchange Act of 1934 ("Section 28(e)") permits the Adviser, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. Brokerage and research services include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers  or  sellers of  securities;  (2)  furnishing  analyses  and  reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the advisers or sub-advisers might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Funds' Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the advisers or sub-advisers with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

The Adviser may place portfolio orders with qualified broker-dealers who recommend the Fund's shares to clients, and may, when a number of brokers and dealers can provide the best combination of price and execution on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund or the Adviser for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, (the "1934 Act") and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

In addition, the Adviser may place a combined order for two or more accounts it manages, including the Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Adviser and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the Adviser believes that the ability of the Fund to participate in higher volume transactions will generally be beneficial to the Fund.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of the Fund, which represents an equal proportionate interest in the portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the portfolio. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares. All consideration received by the Fund for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Fund property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

                                    APPENDIX

                             DESCRIPTION OF RATINGS


The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 This is the highest category by Standard and Poor's (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

-    Leading market positions in well-established industries.

-    High rates of return on funds employed.

- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

- Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch Inc. ("Fitch"). Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch, which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

- Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

- Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2   Satisfactory   capacity  to   pay   principal  and   interest  with  some
       vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB--rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

MOODY'S

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

FITCH

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

THOMSON

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                            PART C: OTHER INFORMATION
                         POST-EFFECTIVE AMENDMENT NO. 31


Item 23.  Exhibits:


(a) Registrant's Agreement and Declaration of Trust, originally filed with the Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on August 11, 1992, is incorporated herein by reference to exhibit (1) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on April 2, 1997.


(b) Registrant's amended and restated By-laws are incorporated herein by reference to exhibit (b) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 31, 2001.


(c)      Not Applicable.

(d)(1) Investment Advisory Agreement between the Registrant and Citizens Commercial and Savings Bank with respect to the Golden Oak Diversified Growth Portfolio, the Golden Oak Intermediate-Term Income Portfolio, Golden Oak Michigan Tax Free Bond Portfolio and Golden Oak Prime Obligation Money Market Portfolio, originally filed as exhibit 5(b) with Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on January 13, 1993, is incorporated herein by reference to exhibit 5(a) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on April 2, 1997.

(d)(2) Investment Sub-Advisory Agreement by and among Registrant, Citizens Commercial and Savings Bank and Wellington Management Company, LLP with respect to the Golden Oak Prime Obligation Money Market Portfolio is incorporated herein by reference to exhibit 5(c) of Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on January 13, 1993.

(d)(3) Investment Advisory Agreement between the Registrant and One Valley Bank, National Association with respect to the OVB Portfolios, originally filed as exhibit 5(h) with Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on September 23, 1993, is incorporated herein by reference to exhibit 5(d) to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on April 2, 1997.

(d)(4) Investment Sub-Advisory Agreement by and among the Registrant, One Valley Bank, National Association, and Wellington Management Company, LLP with respect to the OVB Prime Obligations Portfolio, originally filed as exhibit 5(i) with Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on September 23, 1993, is incorporated herein by reference to exhibit 5(e) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on April 2, 1997.

(d)(5) Investment Advisory Agreement between the Registrant and Capitoline Investment Services, Incorporated with respect to the U.S. Government Securities Money Fund, originally filed as exhibit 5(j), with Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), with the Securities and Exchange Commission on June 2, 1994, is incorporated herein by reference to exhibit 5(f) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on April 2, 1997.

(d)(6) Schedule B to Investment Advisory Agreement between the Registrant and Citizens Commercial & Savings Bank with respect to Golden Oak Growth and Income Portfolio, originally filed as exhibit 5(l) with Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on September 30, 1994 is incorporated herein by reference to exhibit 5(g) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 30, 1997.

(d)(7) Schedule to the Investment Advisory Agreement between Registrant and Capitoline Investment Services Incorporated with respect to the Prime Obligations Fund, originally filed as exhibit 5(q) with Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), with the Securities and Exchange Commission on August 11, 1995, is incorporated herein by reference to exhibit 5(h) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on April 2, 1997.

(d)(8) Investment Sub-Advisory Agreement by and among the Registrant and Citizens Bank and Nicholas-Applegate Capital Management with respect to the Golden Oak Diversified Growth Portfolio, originally filed as exhibit 5(u), is incorporated herein by reference to Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 29, 1996.

(d)(9) Investment Advisory Agreement between the Registrant and One Valley Bank, National Association with respect to the OVB Equity Income Portfolio, is incorporated herein by reference to exhibit 5(d) of Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on February 28, 1997.

(d)(10) Investment Sub-Advisory Agreement by and among the Registrant, Citizens Bank and Systematic Financial Management, L.P. with respect to the Golden Oak Value Portfolio is incorporated herein by reference to exhibit 5(j) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A

         (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.

(d)(11) Amendment to Investment Sub-Advisory Agreement between Citizens Bank and Nicholas-Applegate Capital Management is incorporated herein by reference to exhibit 5(h) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.

(d)(12) Schedule A to the Investment Advisory Agreement between Registrant and Citizens Bank is incorporated herein by reference to exhibit (d)(12) of Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on April 1, 1999.

(d)(13) Amendment to the Investment Sub-Advisory Agreement by and between Citizens Bank and Systematic Financial Management, L.P. is incorporated herein by reference to exhibit (d)(13) of Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on April 1, 1999.

(d)(14) Amended Schedule A dated February 22, 1999 to the Investment Advisory Agreement between Registrant and Citizens Bank is incorporated herein by reference to exhibit (d)(14) of Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on April 1, 1999.

(d)(15) Amendment No. 2 dated February 22, 1999 to the Investment Sub-Advisory Agreement between Citizens Bank and Nicholas-Applegate Capital Management is incorporated herein by reference to exhibit (d)(15) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 28, 1999.


(d)(16) Amended and Restated Investment Advisory Agreement between the Registrant and Horizon Advisors with respect to the Hancock Horizon Treasury Securities Money Market Fund, Hancock Horizon Tax Exempt Money Market Fund, Hancock Horizon Value Fund, Hancock Horizon Strategic Income Fund and Hancock Horizon Growth Fund is incorporated herein by reference to exhibit (d)(16) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 31, 2001.

(d)(17) Amended and Restated Investment Sub-Advisory Agreement between and among Registrant, Horizon Advisers and Weiss, Peck & Greer L.L.C. with respect to the Hancock Horizon Tax Exempt Money Market Fund is incorporated herein by reference to exhibit (d)(17) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 31, 2001.


(d)(18)  Amended  Schedule  to  Investment   Advisory   Agreement   between  the
         Registrant and Citizens Commercial and Savings Bank with respect to the Golden Oak

         International Equity Portfolio is incorporated herein by reference to exhibit (d)(18) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 30, 2000.

(d)(19) Investment Sub-Advisory Agreement between and among the Registrant, Citizens Commercial and Savings Bank and BlackRock International, Ltd., with respect to the Golden Oak International Equity Portfolio incorporated herein by reference to exhibit (d)(19) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 30, 2000.

(d)(20) Investment Advisory Agreement between the Registrant and Branch Banking and Trust Company with respect to the OVB Portfolios is incorporated herein by reference to exhibit (d)(21) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on November 17, 2000.

(d)(21) Investment Sub-Advisory Agreement between and among the Registrant, Branch Banking and Trust Company and Wellington Management Company with respect to the OVB Prime Obligations Portfolio is incorporated herein by reference to exhibit (d)(22) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on November 17, 2000.


(d)(22) Amended Schedule to the Investment Advisory Agreement between the Registrant and Horizon Advisors is filed herewith.

(d)(23) Form of Assignment and Assumption Agreement between Branch Banking and Trust Company and BB&T Asset Management, LLC with respect to the OVB funds is incorporated herein by reference to exhibit (d)(22) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 31, 2001.

(d)(24) Form of Assignment and Assumption Agreement between Citizens Bank and CB Capital Management, Inc. with respect to the Golden Oak funds is incorporated herein by reference to exhibit (d)(23) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 31, 2001.

(d)(25) Form of Assignment and Assumption Agreement between Citizens Bank and CB Capital Management, Inc. with respect to the Investment Sub-Advisory Agreement with Nicholas-Applegate Capital Management, LP for the Golden Oak Growth and Tax-Managed Equity Funds is incorporated herein by reference to exhibit (d)(24) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 31, 2001

(d)(26) Form of Assignment and Assumption Agreement between Citizens Bank and CB Capital Management, Inc. with respect to the Investment Sub-Advisory Agreement with Systematic Financial Management, LP for the Golden Oak Value and Small Cap Value Funds is incorporated herein by reference to exhibit (d)(25) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 31, 2001.

(d)(27) Form of Assignment and Assumption Agreement between Citizens Bank and CB Capital Management, Inc. with respect to the Investment Sub-Advisory Agreement with BlackRock International Ltd. for the Golden International Equity Fund is incorporated herein by reference to exhibit (d)(16) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 31, 2001.

(d)(28) Form of Assignment and Assumption Agreement between Citizens Bank and CB Capital Management, Inc. with respect to the Investment Sub-Advisory Agreement with Wellington Management Company for the Golden Oak Prime Obligation Money Market Fund is incorporated herein by reference to exhibit (d)(16) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 31, 2001.


(e)(1) Amended and Restated Distribution Agreement dated August 14, 2000, between the Registrant and SEI Investments Distribution Company is incorporated herein by reference to exhibit (h)(17) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on November 17, 2000.

(e)(2) Transfer Agent Agreement between Registrant and SEI Financial Management Corporation is incorporated herein by reference to exhibit 6(b) of Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on January 13, 1993.

(e)(3) Transfer Agent Agreement between Registrant and Crestar Bank is incorporated herein by reference to exhibit 6(c) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 31, 1995.

(e)(4) Transfer Agent Agreement between Registrant and Supervised Service Company is incorporated herein by reference to exhibit 6(d) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 31, 1995.

(e)(5) Amendment to Transfer Agent Agreement between Registrant and Crestar Bank dated August 1, 1994 is incorporated herein by reference to exhibit 6(e) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.

(e)(6) Amended and restated Schedule A, relating to The Golden Oak Family of Funds, to the Distribution Plan is incorporated herein by reference to exhibit (e)(6) of Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with The Securities and Exchange Commission on April 1, 1999.

(e)(7) Transfer Agency and Service Agreement between Registrant and Hancock Bank and Trust is incorporated herein by reference to exhibit (e)(7) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 31, 2001.


(f)      Not Applicable.

(g)(1) Custodian Agreement between Registrant and CoreStates Bank N.A., originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), with the Securities and Exchange Commission on October 14, 1992, is incorporated herein by reference to exhibit 8(a) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on April 2, 1997.

(g)(2) Custodian Agreement between Registrant and Crestar Bank, originally filed with Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on June 2, 1994, is incorporated herein by reference to exhibit 8(b) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 30, 1997.

(g)(3) Amendment to Custodian Agreement between Registrant and Crestar Bank dated August 1, 1994 is incorporated herein by reference to exhibit 8(c) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.


(g)(4) Custody Agreement between Registrant and Hancock Bank and Trust is incorporated herein by reference to exhibit (g)(4) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 31, 2001.


(g)(5) Custodian Agreement between Registrant and State Street Bank is incorporated herein by reference to exhibit (g)(5) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on November 17, 2000.

(h)(1) Administration Agreement between Registrant and SEI Financial Management Corporation with Schedule dated January 28, 1993 for the Golden Oak Portfolios and forms of Schedule for the California Tax Exempt Portfolio and Institutional Tax Free Portfolio is incorporated herein by reference to exhibit 5(a) of Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on July 29, 1993.

(h)(2) Schedule, relating to the OVB Prime Obligations, OVB Capital Appreciation, OVB Emerging Growth, OVB Government Securities and OVB West Virginia Tax-Exempt Income Portfolios (the "OVB Portfolios"), to Administration Agreement by and between the Registrant and SEI Financial Management Corporation dated as of January 28, 1993 is incorporated herein by reference to exhibit 9(B) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.

(h)(3) Schedule relating to U.S. Government Securities Money Fund, to Administration Agreement by and between Registrant and SEI Financial Management Corporation is incorporated herein by reference to exhibit 9(c) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.

(h)(4) Schedule dated May 19, 1997, relating to the Golden Oak Portfolios, to Administration Agreement by and between Registrant and SEI Fund Resources is incorporated herein by reference to exhibit 9(d) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.

(h)(5) Administration Agreement between Registrant and SEI Financial Corporation with Schedule dated January 28, 1993 as amended and restated on May 17, 1994 for Golden Oak Portfolios, the Prudential Portfolios and the OVB Portfolios, originally filed as exhibit 5(o) with Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), with the Securities and Exchange Commission on May 31, 1995, is incorporated herein by reference to exhibit 9(e) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on April 2, 1997.

(h)(6) Administration Agreement between Registrant and SEI Financial Management Corporation with Schedule dated August 1, 1994, originally filed as exhibit 5(p) with Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), with the Securities and Exchange Commission on May 31, 1995, is incorporated herein by reference to exhibit 9(f) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on April 2, 1997.

(h)(7) Schedule relating to the Prime Obligations Fund, to Administration Agreement by and between Registrant and SEI Financial Management Corporation, originally filed as exhibit 5(p) with Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on August 11, 1995, is incorporated herein by reference to exhibit 9(g) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on April 2, 1997.

(h)(8) Consent to Assignment and Assumption of Administration Agreement between the Registrant and SEI Financial Management Corporation, dated January 28,

         1993,  to SEI Fund  Resources  is  incorporated  herein by reference to exhibit 9(h) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on April 2, 1997.

(h)(9) Consent to Assignment and Assumption of Administration Agreement between the Registrant and SEI Financial Management Corporation, dated June 1, 1996, to SEI Fund Resources is incorporated herein by reference to exhibit 9(i) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.

(h)(10) Schedule dated November 23, 1998 to the Administration Agreement, relating to the OVB Family of Funds, between the Registrant and SEI Financial Management Corporation is incorporated herein by reference to exhibit (h)(10) of Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with The Securities and Exchange Commission on April 1, 1999.

(h)(11) Schedule dated February 22, 1999 to the Administration Agreement, relating to The Golden Oak Family of Funds, between the Registrant and SEI Fund Resources is incorporated herein by reference to exhibit
         (h)(11) of Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with The Securities and Exchange Commission on April 1, 1999.

(h)(12) Schedule relating to the Hancock Bank Treasury Securities Money Market Fund, Hancock Bank Tax Exempt Money Market Fund, Hancock Bank Strategic Income Fund and Hancock Bank Growth and Income Fund, to the Administration Agreement by and between Registrant and SEI Fund Resources is incorporated herein by reference to exhibit (h)(12) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 16, 2000.

(h)(13) Revised Schedule relating to the Golden Oak International Equity Portfolio, to the Administration Agreement is incorporated herein by reference to exhibit (h)(13) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 30, 2000.

(h)(14) Revised Schedule relating to the Hancock Horizon Funds, to the Administration Agreement is incorporated herein by reference to exhibit
         (h)(14) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on November 17, 2000.

(h)(15) Shareholder Services Plan relating to the Hancock Bank Family of Funds is incorporated herein by reference to exhibit (h)(15) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 30, 2000.


(h)(16) Amended Schedule A to the Shareholder Services Plan relating to the Hancock Horizon Family of Funds is filed herewith.

(h)(17) Shareholder Services Agreement between the Registrant and Hancock Bank is incorporated herein by reference to exhibit (h)(16) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 31, 2001.


(h)(18) Amended and Restated Distribution Agreement dated August 14, 2000, between the Registrant and SEI Investments Distribution Company is incorporated herein by reference to exhibit (h)(17) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on November 17, 2000.


(h)(19) Amended Contractual Fee Waiver Agreement between the Registrant and Horizon Advisers is filed herewith.

(i)      Not Applicable.

(j)      Not Applicable.


(k)      Not Applicable.

(l)      Not Applicable.

(m)(1) Registrant's Distribution Plan with respect to the Class B shares of the Golden Oak Portfolios (except Golden Oak Growth and Income
         Portfolio), originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on October 14, 1992, is incorporated herein by reference to exhibit 15(a) of Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.

(m)(2) Registrant's Distribution Plan with respect to the Class B shares of the OVB Portfolios, originally filed with Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on September 23, 1993, is incorporated herein by reference to exhibit 15(b) of Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.

(m)(3) Registrant's Distribution Plan with respect to the Class B Shares of the Golden Oak Growth and Income Portfolio is incorporated herein by reference to exhibit (m)(3) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.

(m)(4) Rule 18f-3 Multi-Class Plan, originally filed with Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on May 31, 1995, is incorporated herein by reference to exhibit 15(d) of Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.

(m)(5) Distribution and Service Plan relating to the Golden Oak Family of Funds is incorporated herein by reference to exhibit (m)(5) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on May 30, 2000.

(m)(6) Amended and restated Schedule A, relating to The Golden Oak Family of Funds to the Distribution Plan is incorporated herein by reference to exhibit (m)(6) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on May 30, 2000.

(m)(7) Revised Distribution Plan relating to The Hancock Bank Family of Funds is incorporated herein by reference to exhibit (m)(7) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on November 17, 2000.


(m)(8) Revised Schedule A to the Distribution Plan relating to the Hancock Horizon Family of Funds is filed herewith.

(n)(1) Amended and restated Rule 18f-3 Multi-Class Plan and Certificates of Class Designation are incorporated herein by reference to exhibit
         (n)(1) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 31, 2001.

(n)(2) Amended Schedule B to the Rule 18f-3 Multi-Class Plan relating to the Hancock Horizon Family of Funds is filed herewith.


(o)      Not Applicable.


(p)(1) Revised SEI Investments Company Code of Ethics and Insider Trading Policy dated December 2000 is incorporated herein by reference to exhibit (p)(1) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 31, 2001..


(p)(2) Revised Systematic Financial Management, L.P., Code of Ethics is incorporated herein by reference to exhibit (p)(12) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on May 30, 2000.


(p)(3) Citizens Bank Code of Ethics is incorporated herein by reference to exhibit (p)(3) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 31, 2001..


(p)(4) Wellington Management Company, LLP, Code of Ethics is incorporated herein by reference to exhibit (p)(4) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on March 16, 2000.

(p)(5) Weiss, Peck & Greer, L.L.C., Code of Ethics is incorporated herein by reference to exhibit (p)(5) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on March 16, 2000.

(p)(6) Revised One Valley Bank, N.A., Code of Ethics is incorporated herein by reference to exhibit (p)(13) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on May 30, 2000.

(p)(7) Hancock Bank and Trust Code of Ethics is incorporated herein by reference to exhibit (p)(7) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on March 16, 2000.

(p)(8) Nicholas-Applegate Capital Management, LP, Code of Ethics is incorporated herein by reference to exhibit (p)(8) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on March 16, 2000.

(p)(9) BlackRock International, Ltd., Code of Ethics is incorporated herein by reference to exhibit (p)(9) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on May 30, 2000.

(p)(10) The Arbor Fund Code of Ethics is incorporated herein by reference to exhibit (p)(10) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on May 30, 2000.

(p)(11) Branch Banking and Trust Company Code of Ethics is incorporated herein by reference to exhibit (p)(14) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on November 17, 2000.

(q)(1)   Powers of Attorney  for John T.  Cooney,  William M.  Doran,  Robert A.
         Nesher, Robert A. Patterson, Eugene B. Peters, George J. Sullivan, James M. Storey and James R. Foggo are incorporated herein by reference to exhibit (q) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on November 17, 2000.

(q)(2) Power of Attorney for Jennifer Spratley is incorporated herein by reference to exhibit (q)(2) of The Advisors' Inner Circle Fund's Post-Effective Amendment No. 43 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 28, 2001.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

Not Applicable.

ITEM 25. INDEMNIFICATION:

     Article VIII of the Agreement and Declaration of Trust filed as Exhibit A to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

     Other business, profession, vocation or employment of a substantial nature in which each director or principal officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:


CB CAPITAL MANAGEMENT, INC.

     CB Capital Management, Inc. ("CB Capital"), is an Investment Adviser for the Registrant's Golden Oak Funds. The principal address of CB Capital is 328 South Saginaw, Flint, Michigan 48502. CB Capital is an investment adviser registered under the Advisers Act.

NAME AND POSITION WITH                       NAME OF OTHER COMPANY                        CONNECTION WITH OTHER
INVESTMENT ADVISER                                                                        COMPANY
Robert J. Vitito
Chairman of the Board, President, CEO
John W. Ennest
Vice Chairman of the Board,
Director, CFO and Treasurer
Edward P. Abbott                             Abbott's Meat, Inc.                          President & CEO
Director

Hugo E. Braun, Jr.                           Braun Kendrick Finkbeiner P.L.C.             Attorney and Partner
Director
Victor E. George                             Victor George Oldsmobile, Inc                Chairman of the Board
Director
Jonathan E. Burroughs, II                    JEB Enterprises                              President
Director
Joseph P. Day                                Bauner Engineering & Sales, Inc.             President
Director
Charles R. Weeks                             Citizens Banking Corporation                 Chairman (retired)
Director
James L. Wolohan                             Wolohan Lumber Co.                           Chairman, President & CEO
Director
William C. Shedd                             Winegarden, Shedd, Haley                     Attorney & Partner
Director                                     Lindholm & Robertson
James E. Truesdell, Jr.                      The Austin Group                             President & Secretary
Director
Kendall B. Williams                          The Williams Firm, P.C.                      Attorney at Law
Director
Ada C. Washington                                                                         Community Volunteer
Director
Gary P. Drainville
Executive Vice President
Wayne G. Schaeffer
Executive Vice President
Thomas W. Gallagher
Senior Vice President, General Counsel,
Secretary
Richard J. Mitsdarfer
Senior Vice President and
General Auditor
Edward H. Newman
Senior Vice President & Assistant
Secretary
Thomas C. Shafer
Executive Vice President
Richard T. Albee
Senior Vice President
James M. VanTiflin
Director
Nicholas J. Cilfone
Executive Vice President
Lawrence O. Erickson                         Four-Way Tool & Die                          CEO
Director                                     Engineering, Inc.
Ronald E. Fenton                             BancSecurity Corporation                     Retired President & CEO
Director
William J. Hank                              Farnham Investment Group                     Chairman of the Board & CEO
Director

Gail E. Janssen                              F&M Bancorporation, Inc.                     Retired Chairman of the Board
Director
Stephen J. Lazaroff                          Diversified Precision Products, Inc.         President
Director
William F. Nelson, Jr.                       Wm. F. Nelson Electric, Inc.                 President
Director
Robert C. Safford                            Realty Development Corporation               Real Estate Developer
Director
Wayne G. Schaeffer
Executive Vice President
Jack S. Werner
Executive Vice President
Thomas W. Gallagher
Senior Vice President, General Counsel
& Secretary


BB&T ASSET MANAGEMENT

     BB&T Asset Management, LLC ("BB&T"), is an Investment Adviser for the Registrant's OVB Funds. The principal address of BB&T is 434 Fayetteville Street, Raleigh, NC 27626.


NAME AND POSITION WITH                       NAME OF OTHER COMPANY                        CONNECTION WITH OTHER
INVESTMENT ADVISER                                                                        COMPANY
John A. Allison, Chairman and CEO
BB&T Corporation and Branch Banking
and Trust Company
Dr. J. Ernest Lathem, M.D.,                  Prostate Diagnostic Center                   Retired Medical Director
Personal Investments
Nelle Ratrie Chilton                         Dickinson Fuel Company, Inc.                 Director and Vice President
James H. Maynard                             Investors Management Corporation             Chairman and CEO
Alfred E. Cleveland, Esq.                    McCoy, Weaver, Wiggins, Cleveland & Raper    Partner
Joseph A. McAleer, Jr.,                      MACKK, LLC                                   Manager and Member
                                             Krispy Kreme Doughnut Franchise
J. Holmes Morrison                           Branch Banking & Trust Company               Executive Vice President
Former Chairman, President, and Chief
Executive Officer of One Valley
Bancorp, Inc.
Albert O. McCauley                           McCauley Moving & Storage of                 President and CEO
                                             Fayetteville, Inc.
Ronald E. Deal                               Wesley Hall                                  Investor, Chairman

Richard L. Player, Jr.                       Player, Inc.                                 Chairman
A.J. Dooley, Sr., Esq.                       Dooley, Dooley, Spence, Parker & Hipp,       Retired Partner
                                             P.A.
E. Edward Pleasants, Jr.                     PHC Holdings                                 Chairman Emeritus and Director
Tom D. Efird                                 Standard Distributors, Inc.                  President
Nido R. Qubein                               Creative Services, Inc.                      CEO
Paul S. Goldsmith                            William Goldsmith Company, Inc.              Chairman and President
E. Rhone Sasser                              United Carolina Bancshares Corporation       Former Chairman
Dr. L. Vincent Hackley                       Character Counts! Coalition                  Chairman
Jack E. Shaw                                 Shaw Resources, Inc.                         CEO
Jane P. Helm                                 Appalachian State University                 Vice Chancellor for Business Affairs
Harold B. Wells                              Wells Chevrolet, Buick, Pontiac,             President
                                             Oldsmobile, GMC, Inc.
                                             Wells Chrysler, Dodge, Jeep, Inc.
Dr. Richard Janeway, M.D.                    Wake Forest University School of Medicine    Exec. VP for Health Affairs,
                                                                                          Emeritus Professor, Medicine &
                                                                                          Management
John A. Allison, Chairman and Chief
Executive Officer
Henry G. Williamson, Jr., Chief
Operating Officer
Kelly S. King, President
Robert E. Greene, Senior Executive
Vice President
W. Kendall Chalk, Senior Executive
Vice President
Scott E. Reed, Senior Executive Vice
President and Chief Financial Officer
Sherry A. Kellett, Senior Executive
Vice President and Controller
C. Leon Wilson, III, Senior Executive
Vice President

HORIZON ADVISERS

     Horizon Advisers is an Adviser for the Registrant's Funds. The principal address of Horizon Advisers is One Hancock Plaza, Post Office Box 4019, Gulfport, Mississippi 39502-4019. Horizon Advisers is an investment adviser registered under the Advisers Act.

NAME AND POSITION WITH                       NAME OF OTHER COMPANY                        CONNECTION WITH OTHER
INVESTMENT ADVISER                                                                        COMPANY
Joseph F. Boardman, Jr.                      Hancock Holding Company                      Director
Chairman
George A. Schloegel                          Hancock Holding Company                      Director
Vice Chairman & C.E.O
Leo W. Seal, Jr.                             Hancock Holding Company                      Director
President
Charles A. Webb, Jr.                         Hancock Holding Company                      E.V.P.
E.V.P. & Secretary
James R. Ginn                                Hancock Holding Company                      E.V.P.
E.V.P. & C.C.O
John M. Hairston                             Hancock Holding Company                      Sr. V.P.
Sr. V.P. & C.O.O.
Carl J. Chaney                               Hancock Holding Company                      Sr. V.P.
Sr. V.P. & C.F.O.
A. Hartie Spence                             Hancock Bank of Louisiana                    President
Officer
Robert E. Easterly                           Hancock Bank of Louisiana                    E.V.P.
Barbara P. Atchley                           Hancock Holding Company                      V.P.
V.P. & Director Human Resources
Clifton J. Saik                              Hancock Holding Company                      Sr. V.P.
Sr. V.P. & Sr. Trust Officer
Robert G. Chatham                            Hancock Holding Company                      V.P.
V.P. & Auditor
James B Estabrook, Jr                        Hancock Holding Company                      Director
Director
Charles H Johnson                            Hancock Holding Company                      Director
Director
Frank E. Bertucci                            Hancock Holding Company                      Director
Director
Victor Mavar                                 Hancock Holding Company                      Director
Director
James H. Horne                               Hancock Holding Company                      Director
Director
Christine L. Smilek                          Hancock Holding Company                      Director
Director
Richard T. Hill                              Hancock Bank of Louisiana                    Louisiana Retail Manager
V.P. & Officer

NICHOLAS-APPLEGATE CAPITAL MANAGEMENT, LP

     Nicholas-Applegate Capital Management, L.P. ("Nicholas-Applegate"), is a Sub-Adviser for the Registrant's Funds. The principal address of
Nicholas-Applegate is 600 West Broadway, 29th Floor, San Diego, CA 92101. Nicholas-Applegate is an investment adviser registered under the Advisers Act.


NAME AND POSITION WITH                       NAME OF OTHER COMPANY                        CONNECTION WITH OTHER
INVESTMENT ADVISER                                                                        COMPANY
Arthur E. Nicholas, Chairman of the                       --                                     --
Executive Committee
Catherine Somhegyi-Nicholas, Chief                        --                                     --
Investment Officer
Eric S. Sagerman, Head of Global                          --                                     --
Marketing
John J.P. McDonnell, Chief Operating                      --                                     --
Officer
Allianz of America, Managing Partner                      --                                     --


SYSTEMATIC FINANCIAL MANAGEMENT, LP

     Systematic Financial Management, LP ("Systematic") is a Sub-Adviser for the Registrant's Funds. The principal business address of it is 300 Frank W. Burr Boulevard, Glenpoint East, Teaneck, New Jersey 07666. Systematic is an investment adviser registered under the Adviser Act.


NAME AND POSITION WITH                       NAME OF OTHER COMPANY                        CONNECTION WITH OTHER
INVESTMENT ADVISER                                                                        COMPANY
Gyanendra K. Joshi, Senior Managing                       --                                     --
Director and
Chief Investment Officer
Daniel K. McCreesh, Managing Director                     --                                     --
and Senior Portfolio Manager
Francis T. McGee, Chief Operating                         --                                     --
Officer
Kenneth W. Burgess III, Managing                          --                                     --
Director and Portfolio Manager

WELLINGTON MANAGEMENT COMPANY, LLP

     Wellington Management Company, LLP ("Wellington") is a Sub-Adviser for the Registrant's Funds. The principal business address of it is 75 State Street, Boston, Massachusetts 02109. Wellington is an investment adviser registered under the Adviser Act.


NAME AND POSITION WITH                       NAME OF OTHER COMPANY                        CONNECTION WITH OTHER
INVESTMENT ADVISER                                                                        COMPANY
Kenneth Lee Abrams, Partner                                  --                                    --
Nicholas Charles Adams, Partner                              --                                    --
Rand Charles Alexander, Partner                              --                                    --
Deborah Louise Allison, Partner              Wellington Trust Company, NA                 Vice President
Steven C. Angeli, Partner                                    --                                    --
James Halsey Averill                                         --                                    --
General Partner
John F. Averill, Partner                     Wellington Hedge Management, Inc.            Vice President
Karl E. Bandtel, Partner                     Wellington Global Administrator, Ltd.        Sr. Vice President
                                             Wellington Global Holdings, Ltd.             Sr. Vice President
                                             Wellington Hedge Management, Inc.            Sr. Vice President
Mark James Beckwith, Partner                                 --                                    --
Kevin J. Blake, Partner                                      --                                    --
William Nicholas Booth, Partner                              --                                    --
Michael J. Boudens, Partner                  Wellington Global Administrator, Ltd.        Vice President
                                             Wellington Hedge Management, Inc.            Vice President
Paul Braverman, Partner                      Wellington Global Administrator, Ltd.        Treasurer
                                             Wellington Global Holdings, Ltd.             Treasurer
                                             Wellington Hedge Management, Inc.            Treasurer
                                             Wellington International Management          Director
                                             Company, Pte Ltd.

                                             Wellington Management Global Holdings,       Treasurer
                                             Ltd.

                                             Wellington Management International,         Partner & CFO
                                             LLP

                                             Wellington Sales Corporation                 President and Treasurer

                                             Wellington Trust Company, NA                 Vice President and
                                                                                          Treasurer/Cashier
Robert A. Bruno, Partner                                     --                                    --
Maryann Evelyn Carroll, Partner                              --                                    --
Pamela Dippel, Partner                       Wellington Trust Company, NA                 Vice President
Robert Lloyd Evans, Partner                                  --                                    --
Lisa de la Fuente Finkel, Partner            Wellington Global Administrator, Ltd.        Sr. Vice President & Director
                                             Wellington Global Holdings, Ltd.             Director
                                             Wellington Hedge Management, Inc.            Sr. Vice President
                                             Wellington Luxembourg S.C.A.                 Supervisory Board
                                             Wellington Management Global Holdings,       Director
                                             Ltd.
                                             Wellington Sales Corporation                 Sr. Vice President & Director
Mark T. Flaherty, Partner                    Wellington Trust Company, NA                 Vice President
Charles Townsend Freeman, Partner                            --                                    --
Laurie Allen Gabriel, Partner                Wellington Global Administrator, Ltd.        Sr. Vice President
                                             Wellington Global Holdings, Ltd.             Sr. Vice President & Director
                                             Wellington Trust Company, NA                 Vice President
John Herrick Gooch, Partner                  Wellington Global Administrator, Ltd.        President & Director

                                             Wellington Global Holdings, Ltd.             President & Director

                                             Wellington Hedge Management, Inc.            President

                                             Wellington Management Global Holdings,       President & Director
                                             Ltd.

                                             Wellington Management International,         Partner
                                             LLP

                                             Wellington Trust Company, NA                 Vice President & Director

Nicholas Peter Greville, Partner             Wellington Global Administrator, Ltd.        Sr. Vice President

                                             Wellington Global Holdings, Ltd.             Sr. Vice President

                                             Wellington International Management          Director
                                             Company Ptd Ltd.

                                             Wellington Management International,         Partner
                                             LLP

Paul J. Hamel, Partner                       Wellington Trust Company, NA                 Vice President & Bank
                                                                                          Information Systems Officer
Lucius Tuttle Hill, III, Partner                             --                                    --
Jean M. Hynes, Partner                                       --                                    --

Paul David Kaplan, Partner                   Wellington Global Administrator, Ltd.        Director

                                             Wellington Global Holdings, Ltd.             Director

                                             Wellington Management Global Holdings,       Director
                                             Ltd.

John Charles Keogh, Partner                  Wellington Trust Company, NA                 Vice President

George Cabot Lodge, Jr., Partner             Wellington Global Administrator, Ltd.        Sr. Vice President

                                             Wellington Hedge Management, Inc.            Sr. Vice President

Nancy Therese Lukitsh, Partner               Wellington Global Administrator, Ltd.        Sr. Vice President

                                             Wellington Hedge Management, Inc.            Sr. Vice President

                                             Wellington Trust Company, NA                 Vice President & Director

Mark Thomas Lynch, Partner                                   --                                    --

Christine Smith Manfredi, Partner            Wellington Global Administrator, Ltd.        Sr. Vice President

                                             Wellington Global Holdings, Ltd.             Sr. Vice President

                                             Wellington Hedge Management, Inc.            Sr. Vice President

                                             Wellington Trust Company, NA                 Sr. Vice President

Earl Edward McEvoy                                           --                                    --
General Partner

Duncan Mathieu McFarland, Managing           Wellington Global Administrator, Ltd.        Chairman & Director
Partner
                                             Wellington Global Holdings, Ltd.             Chairman & Director

                                             Wellington Hedge Management, Inc.            Chairman & Director

                                             Wellington International Management          Director
                                             Company Pte. Ltd.

                                             Wellington Management Global Holdings,       Chairman & Director
                                             Ltd.

                                             Wellington Management International,         Partner
                                             LLP

                                             Wellington Trust Company, NA                 Chairman of the Board & Director

Paul Mulford Mecray III, Partner                             --                                    --

Matthew Edward Megargel, Partner                             --                                    --

James Nelson Mordy, Partner                                  --                                    --

Diane Carol Nordin, Partner                  Wellington Global Administrator, Ltd.        Sr. Vice President

                                             Wellington Hedge Management, Inc.            Sr. Vice President

Stephen T. O'Brien, Partner                                  --                                    --

Andrew S. Offit, Partner                                     --                                    --

Edward Paul Owens, Partner                                   --                                    --

Saul Joseph Pannell, Partner                                 --                                    --

Thomas Louis Pappas, Partner                                 --                                    --

Jonathan Martin Payson, Partner              Wellington Global Administrator, Ltd.        Director

                                             Wellington Global Holdings, Ltd.             Director

                                             Wellington Management Global Holdings,       Director
                                             Ltd.

                                             Wellington Sales Corporation                 Sr. Vice President

                                             Wellington Trust Company, NA                 President & Director

Philip H. Perelmuter, Partner                                --                                    --

Robert Douglas Rands, Partner                                --                                    --

Eugene Edward Record, Jr.,                   Wellington Trust Company, NA                 Vice President
Partner

James Albert Rullo, Partner                                  --                                    --

John Robert Ryan, Managing Partner           Wellington Hedge Management, Inc.            Director

Joseph Harold Schwartz, Partner                              --                                    --

James H. Shakin, Partner                                     --                                    --

Theodore Shasta, Partner                                     --                                    --

Binkley Calhoun Shorts, Partner                              --                                    --

Scott E. Simpson, Partner                    Wellington Hedge Management, Inc.            Director

Trond Skramstad, Partner                                     --                                    --

Catherine Anne Smith, Partner                                --                                    --

Stephen Albert Soderberg, Partner                            --                                    --

Eric Stromquist, Partner                     Wellington Hedge Management, Inc.            Sr. Vice President

Brendan James Swords, Partner                Wellington Global Administrator, Ltd.        Sr. Vice President

                                             Wellington Hedge Management, Inc.            Sr. Vice President

Harriett Tee Taggart, Partner                                --                                    --

Perry Marques Traquina, Partner                              --                                    --

Gene Roger Tremblay, Partner                                 --                                    --

Michael Aaron Tyler, Partner                                 --                                    --

Mary Ann Tynan, Partner                      Wellington Luxembourg S.C.A.                 Supervisory Board

                                             Wellington Management International,         Partner & Compliance Officer
                                             LLP

                                             Wellington Sales Corporation                 Sr. Vice President, Clerk & Director

                                             Wellington Trust Company, NA                 Vice President & Trust Officer

Clare Villari, Partner                                       --                                    --

Ernst Hans von Metzsch, Partner              Wellington Global Administrator, Ltd.        Sr. Vice President

                                             Wellington Global Holdings, Ltd.             Sr. Vice President
                                             Wellington Hedge Management, Inc.            Sr. Vice President

James Leland Walters, Partner                Wellington Global Administrator, Ltd.        Deputy Chairman & Director

                                             Wellington Global Holdings, Ltd.             Deputy Chairman & Director

                                             Wellington International Management          Director
                                             Company Pte. Ltd.

                                             Wellington Luxembourg S.C.A.                 Supervisory Board

                                             Wellington Management Global Holdings,       Deputy Chairman, Sr. Vice
                                             Inc.                                         President & Director

                                             Wellington Sales Corporation                 Sr. Vice President, Assistant
                                                                                          Clerk & Director

                                             Wellington Trust Company, NA                 Trust Counsel & Director

Kim Williams, Partner                                        --                                    --

Francis Vincent Wisneski, Partner                            --                                    --

WEISS, PECK & GREER, LLC

     Weiss, Peck and Greer, LLC ("WPG") is a sub-adviser for the Registrant's Hancock Horizon Tax-Exempt Fund. The principal business address for WPG is One New York Plaza, New York, NY 10004. WPG is an investment adviser registered under the Advisers Act.

NAME AND POSITION WITH                       NAME OF OTHER COMPANY                        CONNECTION WITH OTHER
INVESTMENT ADVISER                                                                        COMPANY
Gery Arthur MJ Daeninck, Membert of                       --                                     --
Managing Board

Pieter Korteweg, Member of Managing                       --                                     --
Board

Stephen Henry Weiss, Member of                            --                                     --
Managing Board

Phillip Greer, Member of Managing            FDX Corporation
Board

                                             Robert Mondavi Corporation

Roger James Weiss, Member                    Opus360

Gill Rudy Cogan, Member of                   Advanced System Products, Inc.                      --
Managing Board
                                             Airgate PCS Inc.

                                             APT System Products, Inc. (formerly
                                             CAPS Software, Inc.)

                                             Dyna Chip Corporation (formerly Dyna
                                             Logic Inc.)

                                             Electronics for Imaging (Public)

                                             Panorama Software, Inc.

                                             Quadlux, Inc.

                                             Times Ten Performance, Inc.
                                             (formerly Data Xe)

Ronald Monroe Hoffner, Member                             --                                     --

Cornelis T. L. Korthout, Member                           --                                     --

Wesley Warren Lang, Jr., Member              Chyron Corp.                                        --

                                             Lionheart Newspaper, Inc.

                                             MAC Acquisitions, L.P.

                                             Medifinancial Solutions, Inc.

                                             Michael Allen Designs

                                             Nationwide Credit Inc.

                                             Powell Plant Farms, Inc.

                                             Village Voice Media, LLC

Haakan Sub L.P., Member                                   --                                     --

Mulco Sub L.P., Member                                    --                                     --

Jacob Van Duijin, Member of Managing                      --                                     --
Board

Reinier Van Gerrevink, Member                             --                                     --

Athanassios Michas, Member, CEO and          NYSE - International Advisory Board
President


BLACKROCK INTERNATIONAL, LTD.

     BlackRock International, Ltd., ("BIL"), is a Sub-Adviser for the Registrant's Golden Oak International Equity Portfolio. The principal address of BIL is 40 Torphichen Street, Edinburgh, Scotland. BIL is an investment adviser registered under the Advisers Act.

NAME AND POSITION WITH                       NAME OF OTHER COMPANY                        CONNECTION WITH OTHER
INVESTMENT ADVISER                                                                        COMPANY
Laurence Douglas Fink                        BlackRock, Inc.                              Chairman & CEO
Chairman & CEO
                                             BlackRock Financial Management, Inc.         Chairman & CEO

                                             BlackRock Advisors, Inc.                     Chief Executive Officer

                                             BlackRock Institutional                      Chief Executive Officer
                                             Management Corporation

                                             BlackRock Capital Management, Inc.           Chief Executive Officer

                                             BlackRock (Japan) Inc.                       Chairman & CEO

                                             Blackrock Investments, Inc.                  Chairman & CEO

Ralph Lewis Schlosstein                      BlackRock, Inc.                              President & Director
President & Director

                                             BlackRock Financial Management, Inc.         President & Director

                                             BlackRock Advisors, Inc.                     President & Director

                                             BlackRock Institutional Management           President & Director
                                             Corporation

                                             BlackRock Capital Management, Inc.           President & Director

                                             BlackRock (Japan) Inc.                       President & Director

                                             BlackRock Investments, Inc.                  Director

Robert Steven Kapito                         BlackRock, Inc.                              Vice Chairman
Vice Chairman & Director
                                             BlackRock Financial Management, Inc.         Vice Chairman & Director

                                             BlackRock Advisors, Inc.                     Vice Chairman & Director

                                             BlackRock Institutional Management           Vice Chairman & Director
                                             Corporation

                                             BlackRock Capital Management, Inc.           Vice Chairman & Director

                                             BlackRock (Japan) Inc.                       Vice Chairman & Director

                                             BlackRock Investments, Inc.                  Director

Robert Peter Connolly                        BlackRock, Inc.                              MD, General Counsel & Secretary
General Counsel & Managing
Director ("MD")
                                             BlackRock Financial Management, Inc.         MD, General Counsel & Secretary

                                             BlackRock Advisors, Inc.                     MD, General Counsel & Secretary

                                             BlackRock Institutional Management           MD, General Counsel & Secretary
                                             Corporation

                                             BlackRock Capital Management, Inc.           MD, General Counsel & Secretary

                                             BlackRock (Japan) Inc.                       MD, General Counsel & Secretary

                                             BlackRock Investments, Inc.                  General Counsel & Secretary

Paul L. Audet                                BlackRock, Inc.                              Chief Financial Officer & Managing
Chief Financial Officer &                                                                 Director
Managing Director
                                             BlackRock Financial Management, Inc.         Chief Financial Officer & Managing
                                                                                          Director

                                             BlackRock Advisors, Inc.                     Director (2/00)

                                             BlackRock Institutional Management           Director (2/00)
                                             Corporation

                                             BlackRock Capital Management, Inc.           Director (2/00)

                                             BlackRock (Japan) Inc.                       Chief Financial Officer & Managing
                                                                                          Director

Henry Gabbay                                 BlackRock, Inc.                              Managing Director
Managing Director, Portfolio
Compliance                                   BlackRock Financial Management, Inc.         Managing Director, Portfolio
                                                                                          Compliance

                                             BlackRock Advisors, Inc.                     Managing Director, Portfolio
                                                                                          Compliance

                                             BlackRock Institutional Management           Managing Director, Portfolio
                                             Corporation                                  Compliance

                                             BlackRock Capital Management, Inc.           Managing Director, Portfolio
                                                                                          Compliance

                                             BlackRock (Japan) Inc                        Managing Director, Portfolio
                                                                                          Compliance

                                             BlackRock Investments, Inc.                  Chief Operating Officer (12/99)

Bartholomew Angelo Battista                  BlackRock Financial Management, Inc.         Director, Regulatory Compliance
Director, Regulatory
Compliance (1/00)
                                             BlackRock Advisors, Inc.                     Director, Regulatory Compliance

                                             BlackRock Institutional Management           Director, Regulatory Compliance
                                             Corporation

                                             BlackRock Capital Management, Inc.           Director, Regulatory Compliance

                                             BlackRock (Japan) Inc                        Director, Regulatory Compliance


Item 27. Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust                                        July 15, 1982
SEI Liquid Asset Trust                                        November 29, 1982
SEI Tax Exempt Trust                                          December 3, 1982
SEI Index Funds                                               July 10, 1985
SEI Institutional Managed Trust                               January 22, 1987
SEI Institutional International Trust                         August 30, 1988
The Advisors' Inner Circle Fund                               November 14, 1991
The Pillar Funds                                              February 28, 1992
CUFUND                                                        May 1, 1992
STI Classic Funds                                             May 29, 1992
First American Funds, Inc.                                    November 1, 1992
First American Investment Funds, Inc.                         November 1, 1992
The Arbor Fund                                                January 28, 1993
The PBHG Funds, Inc.                                          July 16, 1993
Bishop Street Funds                                           January 27, 1995
STI Classic Variable Trust                                    August 18, 1995
ARK Funds                                                     November 1, 1995
Huntington Funds                                              January 11, 1996
SEI Asset Allocation Trust                                    April 1, 1996
TIP Funds                                                     April 28, 1996
SEI Institutional Investments Trust                           June 14, 1996
First American Strategy Funds, Inc.                           October 1, 1996
HighMark Funds                                                February 15, 1997
Armada Funds                                                  March 8, 1997
PBHG Insurance Series Fund, Inc.                              April 1, 1997
The Expedition Funds                                          June 9, 1997
Alpha Select Funds                                            January 1, 1998
Oak Associates Funds                                          February 27, 1998
The Nevis Fund, Inc.                                          June 29, 1998
CNI Charter Funds                                             April 1, 1999

The Armada Advantage Fund                                     May 1, 1999
Amerindo Funds Inc.                                           July 13, 1999
Huntington VA Funds                                           October 15, 1999
Friends Ivory Funds                                           December 16, 1999
iShares Inc.                                                  January 28, 2000
SEI Insurance Products Trust                                  March 29, 2000
iShares Trust                                                 April 25, 2000
Pitcairn Funds                                                August 1, 2000

First Focus Funds, Inc.                                       October 1, 2000

JohnsonFamily Funds, Inc.                                     November 1, 2000
The MDL Funds                                                 January 24, 2001

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                              POSITION AND OFFICE                               POSITIONS AND OFFICES
NAME                          WITH UNDERWRITER                                  WITH REGISTRANT
Alfred P. West, Jr.           Director, Chairman of the Board of Directors           --
Richard B. Lieb               Director, Executive Vice President                     --
Carmen V. Romeo               Director                                               --
Mark J. Held                  President & Chief Operating Officer                    --
Dennis J. McGonigle           Executive Vice President                               --
Robert M. Silvestri           Chief Financial Officer & Treasurer                    --
Todd Cipperman                Senior Vice President & General Counsel                --
Leo J. Dolan, Jr.             Senior Vice President                                  --
Carl A. Guarino               Senior Vice President                                  --
Jack May                      Senior Vice President                                  --
Hartland J. McKeown           Senior Vice President                                  --
Kevin P. Robins               Senior Vice President                                  --
Patrick K. Walsh              Senior Vice President                                  --
Wayne M. Withrow              Senior Vice President                                  --
Robert Aller                  Vice President                                         --
John D. Anderson              Vice President & Managing Director                     --
Timothy D. Barto              Vice President & Assistant Secretary              Vice President &
                                                                                Assistant Secretary
Robert Crudup                 Vice President & Managing Director                     --
Richard A. Deak               Vice President & Assistant Secretary                   --

Scott W. Dellorfano           Vice President & Managing Director                     --
Barbara Doyne                 Vice President                                         --
Jeff Drennen                  Vice President                                         --
Scott C. Fanatico             Vice President & Managing Director                     --
Vic Galef                     Vice President & Managing Director                     --
Steven A. Gardner             Vice President & Managing Director                     --
Lydia A. Gavalis              Vice President & Assistant Secretary              Vice President &
                                                                                Assistant Secretary
Greg Gettinger                Vice President & Assistant Secretary                   --
Kathy Heilig                  Vice President                                         --
Jeff Jacobs                   Vice President                                         --
Samuel King                   Vice President                                         --
John Kirk                     Vice President & Managing Director                     --
Kim Kirk                      Vice President & Managing Director                     --
John Krzeminski               Vice President & Managing Director                     --
Alan H. Lauder                Vice President                                         --
Paul Lonergan                 Vice President & Managing Director                     --
Ellen Marquis                 Vice President                                         --
Christine M. McCullough       Vice President & Assistant Secretary              Vice President &
                                                                                Assistant Secretary
Carolyn McLaurin              Vice President & Managing Director                     --
Mark Nagle                    Vice President                                         --
Joanne Nelson                 Vice President                                         --
Cynthia M. Parrish            Vice President & Secretary                             --
Rob Redican                   Vice President                                         --
Maria Rinehart                Vice President                                         --
Steve Smith                   Vice President                                         --
Daniel Spaventa               Vice President                                         --
Kathryn L. Stanton            Vice President                                         --
Lori L. White                 Vice President & Assistant Secretary                   --
William E. Zitelli, Jr.       Vice President & Assistant Secretary              Vice President &
                                                                                Assistant Secretary

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a) With respect to Rules 31a-1(a);  31a-1(b)(1); (2)(a) and (b); (3); (6); (8);
(12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

                    First Union National Bank
                    123 Broad Street
                    Philadelphia, PA 19109

                    HANCOCK HORIZON FUNDS
                    Hancock Bank and Trust
                    One Hancock Plaza
                    P.O. Box 4019
                    Gulfport, MS 39502

(b)/(c) With respect to Rules  31a-1(a);  31a-1(b)(1),(4);  (2)(C) and (D); (4);
(5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

                    SEI Investment Mutual Funds Services
                    Oaks, PA 19456

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Advisers:

                    GOLDEN OAK PORTFOLIOS
                    CB Capital Management
                    One Citizens Banking Plaza
                    Flint, MI 48502

                    Wellington Management Company, LLP
                    75 State Street
                    Boston, MA 02109

                    Systematic Financial Management, L.P.
                    300 Frank W. Burr Blvd.
                    Glenpointe East, 7th Floor
                    Teaneck, NJ 07666

                    Nicholas-Applegate Capital Management, L.P.
                    600 West Broadway
                    29th Floor
                    San Diego, CA 92101

                    BlackRock International Ltd.
                    40 Torphichen Street
                    Edinburgh, Scotland EH2 3AH

                    OVB PORTFOLIOS
                    BB&T Asset Management
                    434 Fayetteville Street
                    Raleigh, NC 27601

                    Wellington Management Company, LLP
                    75 State Street
                    Boston, MA 02109

                    HANCOCK HORIZON FUNDS
                    Horizon Advisers
                    One Hancock Plaza
                    P.O. Box 4019
                    Gulfport, MS 39502

                    Weiss, Peck & Greer, LLC
                    One New York Plaza
                    New York, NY 10004

ITEM 29. MANAGEMENT SERVICES:

     None.

ITEM 30. UNDERTAKINGS:

     NONE

                                     NOTICE

     A copy of the Agreement and Declaration of Trust for The Arbor Fund is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused Post-Effective Amendment No. 29 to be Registration Statement No. 33-50718 signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 12th day of October, 2001.


                                        THE ARBOR FUND


                                        By:  /S/  James R. Foggo
                                             -------------------------------
                                             James R. Foggo, President


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

          *                             Trustee                     October 12, 2001
------------------------------
John T. Cooney

          *                             Trustee                     October 12, 2001
------------------------------
William M. Doran

          *                             Trustee                     October 12, 2001
------------------------------
Robert A. Nesher

          *                             Trustee                     October 12, 2001
------------------------------
Robert A. Patterson

          *                             Trustee                     October 12, 2001
------------------------------
Eugene B. Peters

          *                             Trustee                     October 12, 2001
------------------------------
James M. Storey

          *                             Trustee                     October 12, 2001
------------------------------
George J. Sullivan, Jr.

/s/  James R. Foggo                     President                   October 12, 2001
------------------------------
James R. Foggo

/s/  Jennifer Spratley                  Controller &                October 12, 2001
------------------------------          Chief Financial Officer
Jennifer Spratley

*By: /s/  James R. Foggo
------------------------------
     James R. Foggo
     Attorney-in-fact

                                  EXHIBIT INDEX

EXHIBIT

EX-99.A Registrant's Agreement and Declaration of Trust, originally filed with the Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on August 11, 1992, is incorporated herein by reference to exhibit
               (1) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on April 2, 1997.


EX-99.B Registrant's amended By-laws are incorporated herein by reference to exhibit (b) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 31, 2001.


EX-99.C        Not Applicable.

EX-99.D1 Investment Advisory Agreement between the Registrant and Citizens Commercial and Savings Bank with respect to the Golden Oak Diversified Growth Portfolio, the Golden Oak Intermediate-Term Income Portfolio, Golden Oak Michigan Tax Free Bond Portfolio and Golden Oak Prime Obligation Money Market Portfolio, originally filed as exhibit 5(b) with Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on January 13, 1993, is incorporated herein by reference to exhibit 5(a) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on April 2, 1997.

EX-99.D2 Investment Sub-Advisory Agreement by and among Registrant, Citizens Commercial and Savings Bank and Wellington Management
               Company, LLP with respect to the Golden Oak Prime Obligation Money Market Portfolio is incorporated herein by reference to exhibit 5(c) of Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on January 13, 1993.

EX-99.D3 Investment Advisory Agreement between the Registrant and One Valley Bank, National Association with respect to the OVB Portfolios, originally filed as exhibit 5(h) with Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on September 23, 1993, is incorporated herein by reference to exhibit 5(d) to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on April 2, 1997.

EX-99.D4 Investment Sub-Advisory Agreement by and among the Registrant, One Valley Bank, National Association, and Wellington Management Company, LLP with respect to the OVB Prime Obligations Portfolio, originally filed as exhibit 5(i) with Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on September 23, 1993, is incorporated herein by reference to exhibit 5(e) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on April 2, 1997.

EX-99.D5 Investment Advisory Agreement between the Registrant and Capitoline Investment Services, Incorporated with respect to the U.S. Government Securities Money Fund, originally filed as exhibit 5(j), with Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), with the Securities and Exchange Commission on June 2, 1994, is
               incorporated herein by reference to exhibit 5(f) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on April 2, 1997.

EX-99.D6 Schedule B to Investment Advisory Agreement between the Registrant and Citizens Commercial & Savings Bank with respect to Golden Oak Growth and Income Portfolio, originally filed as exhibit 5(l) with Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on September 30, 1994 is incorporated herein by reference to exhibit 5(g) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 30, 1997.

EX-99.D7 Schedule to the Investment Advisory Agreement between Registrant and Capitoline Investment Services Incorporated with respect to the Prime Obligations Fund, originally filed as exhibit 5(q) with Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), with the Securities and Exchange Commission on August 11, 1995, is incorporated herein by reference to exhibit 5(h) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on April 2, 1997.

EX-99.D8 Investment Sub-Advisory Agreement by and among the Registrant and Citizens Bank and Nicholas-Applegate Capital Management with respect to the Golden Oak Diversified Growth Portfolio, originally filed as exhibit 5(u), is incorporated herein by reference to Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 29, 1996.

EX-99.D9 Investment Advisory Agreement between the Registrant and One Valley Bank, National Association with respect to the OVB Equity Income Portfolio, is incorporated herein by reference to exhibit 5(d) of Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on February 28, 1997.

EX-99.D10      Investment  Sub-Advisory  Agreement by and among the  Registrant,
               Citizens Bank and Systematic Financial Management, L.P. with respect to the Golden Oak Value Portfolio is incorporated herein by reference to exhibit 5(j) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No.
               33-50718), filed with the Securities and Exchange Commission on March 30, 1998.

EX-99.D11      Amendment to Investment  Sub-Advisory  Agreement between Citizens
               Bank and Nicholas-Applegate Capital Management is incorporated herein by reference to exhibit 5(h) of Post-Effective Amendment
               No. 20 to Registrant's  Registration Statement on Form N-1A (File
               No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.

EX-99.D12      Schedule  A  to  the  Investment   Advisory   Agreement   between
               Registrant and Citizens Bank is incorporated  herein by reference
               to  exhibit  (d)(12)  of  Post-Effective   Amendment  No.  23  to
               Registrant's  Registration  Statement  on  Form  N-1A  (File  No.
               33-50718), filed with the Securities and Exchange Commission on April 1, 1999.

EX-99.D13      Amendment to the Investment Sub-Advisory Agreement by and between
               Citizens  Bank  and  Systematic  Financial  Management,  L.P.  is
               incorporated   herein  by   reference   to  exhibit   (d)(13)  of
               Post-Effective  Amendment  No.  23 to  Registrant's  Registration
               Statement  on Form  N-1A  (File  No.  33-50718),  filed  with the
               Securities and Exchange Commission on April 1, 1999.

EX-99.D14      Amended  Schedule A dated  February  22,  1999 to the  Investment
               Advisory  Agreement  between  Registrant  and  Citizens  Bank  is
               incorporated   herein  by   reference   to  exhibit   (d)(14)  of
               Post-Effective  Amendment  No.  23 to  Registrant's  Registration
               Statement  on Form  N-1A  (File  No.  33-50718),  filed  with the
               Securities and Exchange Commission on April 1, 1999.

EX-99.D15      Amendment  No.  2  dated  February  22,  1999  to the  Investment
               Sub-Advisory     Agreement     between    Citizens    Bank    and
               Nicholas-Applegate Capital Management is incorporated herein by reference to exhibit (d)(15) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No.
               33-50718), filed with the Securities and Exchange Commission on May 28, 1999.


EX-99.D16      Amended and Restated  Investment  Advisory  Agreement between the
               Registrant  and  Horizon  Advisors  with  respect to the  Hancock
               Horizon Treasury  Securities  Money Market Fund,  Hancock Horizon
               Tax Exempt Money Market Fund, Hancock Horizon Value Fund, Hancock
               Horizon  Strategic Income Fund and Hancock Horizon Growth Fund is
               incorporated   herein  by   reference   to  exhibit   (d)(16)  of
               Post-Effective Amendment No. 31 to the Registrant's  Registration
               Statement  on Form  N-1A  (File  No.  33-50718),  filed  with the
               Securities and Exchange Commission on May 31, 2001..

EX-99.D17      Amended and Restated  Investment  Sub-Advisory  Agreement between and among  Registrant,  Horizon Advisers and Weiss,  Peck & Greer
               L.L.C.  with  respect to the  Hancock  Horizon  Tax Exempt  Money
               Market  Fund is  incorporated  herein  by  reference  to  exhibit
               (d)(17) of  Post-Effective  Amendment No. 31 to the  Registrant's
               Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 31, 2001.


EX-99.D18      Amended  Schedule to Investment  Advisory  Agreement  between the
               Registrant and Citizens  Commercial and Savings Bank with respect to the Golden Oak International  Equity Portfolio is incorporated
               herein  by  reference  to  exhibit   (d)(18)  of   Post-Effective
               Amendment No. 28 to Registrant's  Registration

               Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 30, 2000.

EX-99.D19      Investment   Sub-Advisory   Agreement   between   and  among  the
               Registrant,  Citizens  Commercial  and Savings Bank and BlackRock
               International, Ltd., with respect to the Golden Oak International
               Equity  Portfolio  incorporated  herein by  reference  to exhibit
               (d)(19)  of  Post-Effective  Amendment  No.  28  to  Registrant's
               Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 30, 2000.

EX-99.D20      Investment  Advisory  Agreement between the Registrant and Branch
               Banking and Trust  Company with respect to the OVB  Portfolios is
               incorporated   herein  by   reference   to  exhibit   (d)(21)  of
               Post-Effective  Amendment  No.  29 to  Registrant's  Registration
               Statement  on Form  N-1A  (File  No.  33-50718),  filed  with the
               Securities and Exchange Commission on November 17, 2000.

EX-99.D21      Investment   Sub-Advisory   Agreement   between   and  among  the
               Registrant,  Branch  Banking  and Trust  Company  and  Wellington
               Management  Company  with  respect  to the OVB Prime  Obligations
               Portfolio is incorporated herein by reference to exhibit (d)(22) of Post-Effective Amendment No. 29 to Registrant's Registration
               Statement  on Form  N-1A  (File  No.  33-50718),  filed  with the
               Securities and Exchange Commission on November 17, 2000.


EX-99.D22      Amended Schedule to the Investment Advisory Agreement between the
               Registrant and Horizon Advisors is filed herewith.

EX-99.D23      Form  of  Assignment  and  Assumption  Agreement  between  Branch
               Banking and Trust Company and BB&T Asset Management, LLC with respect to the OVB funds is incorporated herein by reference to exhibit (d)(22) of Post-Effective Amendment No. 31 to the
               Registrant's  Registration  Statement  on  Form  N-1A  (File  No.
               33-50718), filed with the Securities and Exchange Commission on May 31, 2001.

EX-99.D24      Form of Assignment and Assumption Agreement between Citizens Bank and CB Capital Management, Inc. with respect to the Golden Oak funds is incorporated herein by reference to exhibit (d)(23) of Post-Effective Amendment No. 31 to the Registrant's Registration
               Statement  on Form  N-1A  (File  No.  33-50718),  filed  with the
               Securities and Exchange Commission on May 31, 2001.

EX-99.D25      Form of Assignment and Assumption Agreement between Citizens Bank and CB Capital  Management,  Inc. with respect to the  Investment
               Sub-Advisory    Agreement   with    Nicholas-Applegate    Capital
               Management,  LP for the Golden Oak Growth and Tax-Managed  Equity
               Funds is incorporated herein by reference to exhibit (d)(24) of Post-Effective Amendment No. 31 to the Registrant's Registration
               Statement  on Form  N-1A  (File  No.  33-50718),  filed  with the
               Securities and Exchange Commission on May 31, 2001.

EX-99.D26      Form of Assignment and Assumption Agreement between Citizens Bank and CB Capital  Management,  Inc. with respect to the  Investment
               Sub-Advisory  Agreement with Systematic Financial Management,  LP
               for  the  Golden   Oak  Value  and  Small  Cap  Value   Funds  is
               incorporated   herein  by   reference   to  exhibit   (d)(25)  of
               Post-Effective Amendment No. 31 to the Registrant's  Registration
               Statement
               on Form N-1A (File No.  33-50718),  filed with the Securities and
               Exchange Commission on May 31, 2001.

EX-99.D27      Form of Assignment and Assumption Agreement between Citizens Bank and CB Capital  Management,  Inc. with respect to the  Investment
               Sub-Advisory Agreement with BlackRock  International Ltd. for the
               Golden International Equity Fund is incorporated herein by reference to exhibit (d)(26) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No.
               33-50718), filed with the Securities and Exchange Commission on May 31, 2001.

EX-99.D28      Form of Assignment and Assumption Agreement between Citizens Bank and CB Capital  Management,  Inc. with respect to the  Investment
               Sub-Advisory Agreement with Wellington Management Company for the
               Golden Oak Prime  Obligation  Money  Market Fund is  incorporated
               herein  by  reference  to  exhibit   (d)(27)  of   Post-Effective
               Amendment No. 31 to the  Registrant's  Registration  Statement on
               Form N-1A  (File No.  33-50718),  filed with the  Securities  and
               Exchange Commission on May 31, 2001.


EX-99.E1 Amended and Restated Distribution Agreement dated August 14, 2000, between the Registrant and SEI Investments Distribution Company is incorporated herein by reference to exhibit (h)(17) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on November 17, 2000.

EX-99.E2 Transfer Agent Agreement between Registrant and SEI Financial Management Corporation is incorporated herein by reference to exhibit 6(b) of Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on January 13, 1993.

EX-99.E3 Transfer Agent Agreement between Registrant and Crestar Bank is incorporated herein by reference to exhibit 6(c) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 31, 1995.

EX-99.E4 Transfer Agent Agreement between Registrant and Supervised Service Company is incorporated herein by reference to exhibit 6(d) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 31, 1995.

EX-99.E5 Amendment to Transfer Agent Agreement between Registrant and Crestar Bank dated August 1, 1994 is incorporated herein by reference to exhibit 6(e) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.

EX-99.E6 Amended and restated Schedule A, relating to The Golden Oak Family of Funds, to the Distribution Plan is incorporated herein by reference to exhibit (e)(6) of Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with The Securities and Exchange Commission on April 1, 1999.

EX-99.E7 Transfer Agency and Service Agreement between Registrant and Hancock Bank and Trust is incorporated herein by reference to exhibit (d)(27) of Post-Effective Amendment No. 31 to the
               Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 31, 2001.


EX-99.F        Not Applicable.

EX-99.G1 Custodian Agreement between Registrant and CoreStates Bank N.A., originally filed with Pre-Effective Amendment No. 1 to
               Registrant's Registration Statement on Form N-1A (File No. 33-50718), with the Securities and Exchange Commission on October 14, 1992, is incorporated herein by reference to exhibit 8(a) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on April 2, 1997.

EX-99.G2 Custodian Agreement between Registrant and Crestar Bank, originally filed with Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on June 2, 1994, is incorporated herein by reference to exhibit 8(b) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 30, 1997.

EX-99.G3 Amendment to Custodian Agreement between Registrant and Crestar Bank dated August 1, 1994 is incorporated herein by reference to exhibit 8(c) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.


EX-99.G4 Custody Agreement between Registrant and Hancock Bank and Trust is incorporated herein by reference to exhibit (g)(4) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 31, 2001.


EX-99.G5 Custodian Agreement between Registrant and State Street Bank is incorporated herein by reference to exhibit (g)(5) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on November 17, 2000.

EX-99.H1 Administration Agreement between Registrant and SEI Financial Management Corporation with Schedule dated January 28, 1993 for the Golden Oak Portfolios and forms of Schedule for the California Tax Exempt Portfolio and Institutional Tax Free Portfolio is incorporated herein by reference to exhibit 5(a) of Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on July 29, 1993.

EX-99.H2 Schedule, relating to the OVB Prime Obligations, OVB Capital Appreciation, OVB Emerging Growth, OVB Government Securities and OVB West Virginia Tax-Exempt Income Portfolios (the "OVB Portfolios"), to Administration

               Agreement by and between the Registrant and SEI Financial Management Corporation dated as of January 28, 1993 is incorporated herein by reference to exhibit 9(B) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.

EX-99.H3 Schedule relating to U.S. Government Securities Money Fund, to Administration Agreement by and between Registrant and SEI Financial Management Corporation is incorporated herein by reference to exhibit 9(c) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.

EX-99.H4 Schedule dated May 19, 1997, relating to the Golden Oak Portfolios, to Administration Agreement by and between Registrant and SEI Fund Resources is incorporated herein by reference to exhibit 9(d) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.

EX-99.H5 Administration Agreement between Registrant and SEI Financial Corporation with Schedule dated January 28, 1993 as amended and restated on May 17, 1994 for Golden Oak Portfolios, the Prudential Portfolios and the OVB Portfolios, originally filed as exhibit 5(o) with Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), with the Securities and Exchange Commission on May 31, 1995, is
               incorporated herein by reference to exhibit 9(e) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the
               Securities  and Exchange  Commission  on April 2, 1997.

EX-99.H6 Administration Agreement between Registrant and SEI Financial Management Corporation with Schedule dated August 1, 1994, originally filed as exhibit 5(p) with Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), with the Securities and Exchange Commission on May 31, 1995, is incorporated herein by reference to exhibit 9(f) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on April 2, 1997.

EX-99.H7 Schedule relating to the Prime Obligations Fund, to Administration Agreement by and between Registrant and SEI Financial Management Corporation, originally filed as exhibit 5(p) with Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on August 11, 1995, is
               incorporated herein by reference to exhibit 9(g) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on April 2, 1997.

EX-99.H8 Consent to Assignment and Assumption of Administration Agreement between the Registrant and SEI Financial Management Corporation, dated January 28, 1993, to SEI Fund Resources is incorporated herein by reference to exhibit 9(h) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on

               Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on April 2, 1997.

EX-99.H9 Consent to Assignment and Assumption of Administration Agreement between the Registrant and SEI Financial Management Corporation, dated June 1, 1996, to SEI Fund Resources is incorporated herein by reference to exhibit 9(i) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.

EX-99.H10      Schedule dated November 23, 1998 to the Administration Agreement, relating to the OVB Family of Funds, between the Registrant and SEI Financial Management Corporation is incorporated herein by reference to exhibit (h)(10) of Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (File No.
               33-50718),  filed with The Securities and Exchange  Commission on
               April 1, 1999.

EX-99.H11      Schedule dated February 22, 1999 to the Administration Agreement,
               relating  to  The  Golden  Oak  Family  of  Funds,   between  the
               Registrant and SEI Fund Resources is incorporated herein by reference to exhibit (h)(11) of Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (File No.
               33-50718),  filed with The Securities and Exchange  Commission on
               April 1, 1999.

EX-99.H12      Schedule  relating to the Hancock Bank Treasury  Securities Money
               Market Fund,  Hancock Bank Tax Exempt Money Market Fund,  Hancock
               Bank  Strategic  Income Fund and  Hancock  Bank Growth and Income
               Fund, to the  Administration  Agreement by and between Registrant and SEI Fund  Resources  is  incorporated  herein by reference to
               exhibit   (h)(12)   of   Post-Effective   Amendment   No.  27  to
               Registrant's  Registration  Statement  on  Form  N-1A  (File  No.
               33-50718), filed with the Securities and Exchange Commission on March 16, 2000.

EX-99.H13      Revised Schedule relating to the Golden Oak International  Equity
               Portfolio, to the Administration Agreement is incorporated herein by reference to exhibit (h)(13) of Post-Effective Amendment No.
               28 to Registrant's  Registration Statement on Form N-1A (File No.
               33-50718), filed with the Securities and Exchange Commission on May 30, 2000.

EX-99.H14      Revised  Schedule  relating to the Hancock  Horizon Funds, to the
               Administration  Agreement is incorporated  herein by reference to
               exhibit   (h)(14)   of   Post-Effective   Amendment   No.  29  to
               Registrant's  Registration  Statement  on  Form  N-1A  (File  No.
               33-50718), filed with the Securities and Exchange Commission on November 17, 2000.

EX-99.H15      Shareholder  Services Plan relating to the Hancock Bank Family of
               Funds is incorporated herein by reference to exhibit (h)(15) of Post-Effective Amendment No. 28 to Registrant's Registration
               Statement  on Form  N-1A  (File  No.  33-50718),  filed  with the
               Securities and Exchange Commission on May 30, 2000.


EX-99.H16      Amended  Schedule A to the Shareholder  Services Plan relating to the Hancock Horizon Family of Funds is filed herewith.

EX-99.H17      Shareholder Services Agreement between the Registrant and Hancock
               Bank is incorporated herein by reference to exhibit (h)(16) of Post-Effective Amendment

               No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 31, 2001.


EX-99.H18      Amended and  Restated  Distribution  Agreement  dated  August 14,
               2000,  between the  Registrant and SEI  Investments  Distribution
               Company is incorporated herein by reference to exhibit (h)(17) of Post-Effective Amendment No. 29 to Registrant's Registration
               Statement  on Form  N-1A  (File  No.  33-50718),  filed  with the
               Securities and Exchange Commission on November 17, 2000.


EX-99.H19      Amended  Contractual  Fee Waiver  Agreement  between  the
               Registrant and Horizon Advisers is filed herewith.

EX-99.I        Not Applicable.

EX-99.J        Not Applicable.


EX-99.K        Not Applicable.

EX-99.L        Not Applicable.

EX-99.M1 Registrant's Distribution Plan with respect to the Class B shares of the Golden Oak Portfolios (except Golden Oak Growth and Income Portfolio), originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on October 14, 1992, is incorporated herein by reference to exhibit 15(a) of Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.

EX-99.M2 Registrant's Distribution Plan with respect to the Class B shares of the OVB Portfolios, originally filed with Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on September 23, 1993, is incorporated herein by reference to exhibit 15(b) of Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.

EX-99.M3 Registrant's Distribution Plan with respect to the Class B Shares of the Golden Oak Growth and Income Portfolio is incorporated herein by reference to exhibit (m)(3) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.

EX-99.M4 Rule 18f-3 Multi-Class Plan, originally filed with Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on May 31, 1995, is incorporated herein by reference to exhibit 15(d) of Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.

EX-99.M5 Distribution and Service Plan relating to the Golden Oak Family of Funds is incorporated herein by reference to exhibit (m)(5) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on May 30, 2000.

EX-99.M6 Amended and restated Schedule A, relating to The Golden Oak Family of Funds to the Distribution Plan is incorporated herein by reference to exhibit (m)(6) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on

               Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on May 30, 2000.

EX-99.M7 Revised Distribution Plan relating to The Hancock Bank Family of Funds is incorporated herein by reference to exhibit (m)(7) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on November 17, 2000.


EX-99.M8 Revised Schedule A to the Distribution Plan relating to the Hancock Horizon Family of Funds is filed herewith.

EX-99.N1 Amended and restated Rule 18f-3 Multi-Class Plan and Certificates of Class Designation are incorporated herein by reference to exhibit (n)(1) of Post-Effective Amendment No. 31 to the
               Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 31, 2001.

EX-99.N2 Amended Schedule B to the Rule 18f-3 Multi-Class Plan relating to the Hancock Horizon Family of Funds is filed herewith.


EX-99.O        Not Applicable.


EX-99.P1 Revised SEI Investments Company Code of Ethics and Insider Trading Policy dated December 2000 is incorporated herein by reference to exhibit (p)(1) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 31, 2001.


EX-99.P2 Revised Systematic Financial Management, L.P., Code of Ethics is incorporated herein by reference to exhibit (p)(12) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on May 30, 2000.


EX-99.P3 Citizens Bank Code of Ethics is incorporated herein by reference to exhibit (p)(3) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 31, 2001.


EX-99.P4       Wellington   Management   Company,   LLP,   Code  of   Ethics  is
               incorporated herein by reference to exhibit (p)(4) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on March 16, 2000.

EX-99.P5 Weiss, Peck & Greer, L.L.C., Code of Ethics is incorporated herein by reference to exhibit (p)(5) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on March 16, 2000.

EX-99.P6       Revised One Valley  Bank,  N.A.,  Code of Ethics is  incorporated
               herein  by  reference  to  exhibit   (p)(13)  of   Post-Effective
               Amendment No. 28 to Registrant's

               Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on May 30, 2000.

EX-99.P7 Hancock Bank and Trust Code of Ethics is incorporated herein by reference to exhibit (p)(7) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on March 16, 2000.

EX-99.P8 Nicholas-Applegate Capital Management, LP, Code of Ethics is incorporated herein by reference to exhibit (p)(8) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on March 16, 2000.

EX-99.P9 BlackRock International, Ltd., Code of Ethics is incorporated herein by reference to exhibit (p)(9) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on May 30, 2000.

EX-99.P10      The Arbor Fund Code of Ethics is incorporated herein by reference
               to  exhibit  (p)(10)  of  Post-Effective   Amendment  No.  28  to
               Registrant's  Registration  Statement  on  Form  N-1A  (File  No.
               33-50718) filed with the Securities and Exchange Commission on May 30, 2000.

EX-99.P11      Branch  Banking and Trust Company Code of Ethics is  incorporated
               herein  by  reference  to  exhibit   (p)(14)  of   Post-Effective
               Amendment No. 29 to Registrant's  Registration  Statement on Form
               N-1A (File No.  33-50718)  filed with the Securities and Exchange
               Commission on November 17, 2000.

EX-99.Q1       Powers of Attorney for John T. Cooney,  William M. Doran,  Robert
               A. Nesher, Robert A. Patterson, Eugene B. Peters, George J. Sullivan, James M. Storey and James R. Foggo are incorporated herein by reference to exhibit (q) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on November 17, 2000.

EX-99.Q2 Power of Attorney for Jennifer Spratley is incorporated herein by reference to exhibit (q)(2) of The Advisors' Inner Circle Fund's Post-Effective Amendment No. 43 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 28, 2001.